UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04997

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds V

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2018

Item 1. Reports to Stockholders

Multi-asset mutual fund

Delaware Wealth Builder Fund

May 31, 2018

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Wealth Builder Fund at delawarefunds.com/literature.

Manage your account online

•	Check your account balance and transactions
•	View statements and tax forms
•	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of product including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following registered investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Limited, Macquarie Investment Management Europe Limited, and Macquarie Capital Investment Management LLC.

The Fund is distributed by Delaware Distributors, L.P.

(DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of May 31, 2018, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2018 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from December 1, 2017 to May 31, 2018 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec. 1, 2017 to May 31, 2018.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from December 1, 2017 to May 31, 2018 (Unaudited)

Delaware Wealth Builder Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	Annualized Expense Ratio	Expenses Paid During Period 12/1/17 to 5/31/18*
Actual Fund return†
Class A	$1,000.00	$ 985.70	1.11%	$5.50
Class C	1,000.00	981.80	1.86%	9.19
Class R	1,000.00	984.80	1.36%	6.73
Institutional Class	1,000.00	987.00	0.86%	4.26

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.40	1.11%	$5.59
Class C	1,000.00	1,015.66	1.86%	9.35
Class R	1,000.00	1,018.15	1.36%	6.84
Institutional Class	1,000.00	1,020.64	0.86%	4.33

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies in which it invests (Underlying Funds), including exchange-traded funds. The table above does not reflect the expenses of the Underlying Funds.

Security type / sector allocation and top 10 equity holdings

Delaware Wealth Builder Fund	As of May 31, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock	58.07%
Consumer Discretionary	4.11%
Consumer Staples	5.51%
Diversified REITs	0.22%
Energy	6.22%
Financials	6.71%
Healthcare	11.38%
Healthcare REITs	0.70%
Hotel REITs	0.74%
Industrial REITs	0.07%
Industrials	4.70%
Information Technology	6.33%
Information Technology REIT	0.23%
Mall REITs	0.19%
Manufactured Housing REITs	0.23%
Materials	1.49%
Multifamily REITs	2.00%
Office REITs	0.60%
Real Estate Operating/Development	0.68%
Self-Storage REITs	0.14%
Shopping Center REITs	0.41%
Single Tenant REITs	0.24%
Specialty REITs	0.51%
Telecommunication Services	3.21%
Utilities	1.45%
Convertible Preferred Stock	1.83%
Exchange-Traded Funds	1.43%
Limited Partnerships	1.17%
Master Limited Partnership	0.17%
Convertible Bonds	10.38%
Basic Industry	0.28%
Brokerage	0.33%
Capital Goods	1.74%
Communications	0.79%
Consumer Cyclical	0.56%
Consumer Non-Cyclical	2.15%
Energy	1.04%
Financials	0.68%

Security type / sector allocation and top 10 equity holdings

Delaware Wealth Builder Fund

Security type / sector	Percentage of net assets
Real Estate Investment Trusts	1.18%
Technology	1.54%
Utilities	0.09%
Corporate Bonds	13.40%
Banking	1.61%
Basic Industry	1.72%
Capital Goods	0.58%
Consumer Cyclical	0.93%
Consumer Non-Cyclical	1.03%
Energy	2.46%
Financials	0.42%
Healthcare	0.76%
Insurance	0.23%
Media	0.93%
Real Estate Investment Trusts	0.46%
Services	0.43%
Technology & Electronics	0.54%
Telecommunications	0.60%
Transportation	0.06%
Utilities	0.64%
Leveraged Non-Recourse Security	0.00%
Municipal Bonds	4.67%
Non-Agency Commercial Mortgage-Backed Security	0.08%
Regional Bond	0.07%
Loan Agreement	0.00%
Sovereign Bonds	0.69%
US Treasury Obligations	0.77%
Preferred Stock	1.13%
Warrant	0.00%
Short-Term Investments	7.79%
Total Value of Securities	101.65%
Liabilities Net of Receivables and Other Assets	(1.65%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Brookdale Senior Living	2.30%
Merck & Co.	1.50%
Pfizer	1.48%
Equity Residential	1.48%
Occidental Petroleum	1.40%
AT&T	1.40%
Verizon Communications	1.37%
International Business Machines	1.37%
CA	1.21%
Intel	1.20%

Schedule of investments

Delaware Wealth Builder Fund	May 31, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 58.07%

Consumer Discretionary – 4.11%
Aramark	1,045	$40,567
Bayerische Motoren Werke	13,583	1,357,269
BorgWarner	905	44,146
Casey’s General Stores	255	24,684
Cie Generale des Etablissements Michelin	6,659	860,897
Cinemark Holdings	570	19,249
Comcast Class A	1,505	46,926
Ford Motor	559,110	6,457,721
Home Depot	455	84,880
Kering	2,477	1,421,588
Lowe’s	2,200	209,022
NIKE Class B	825	59,235
Nitori Holdings	2,528	433,623
Publicis Groupe	7,460	520,680
Puma	288	174,389
Starbucks	925	52,420
Target	87,600	6,385,164
Techtronic Industries	204,000	1,213,575
Toyota Motor	22,086	1,400,852
Tractor Supply	370	27,495
Valeo	15,732	999,489
Walt Disney	750	74,603
Whirlpool	25,300	3,662,175
Yue Yuen Industrial Holdings	527,000	1,625,422

		27,196,071

Consumer Staples – 5.51%
Archer-Daniels-Midland	92,500	4,044,100
British American Tobacco ADR	101,984	5,221,581
Carlsberg Class B	7,573	841,037
Coca-Cola Amatil	26,518	177,852
General Mills	475	20,088
Imperial Brands	54,321	1,954,845
Japan Tobacco	6,200	167,043
Kimberly-Clark	73,500	7,412,475
Kraft Heinz	66,300	3,810,924
Matsumotokiyoshi Holdings	23,300	1,122,062
Mondelez International	101,700	3,993,759
PepsiCo	355	35,589
Pinnacle Foods	480	30,691
Procter & Gamble	103,300	7,558,461

		36,390,507

	Number of shares	Value (US $)
Common Stock (continued)

Diversified REITs – 0.22%
American Tower	595	$82,330
Cousins Properties	4,025	37,915
EPR Properties	925	56,786
Lexington Realty Trust	3,175	27,400
PS Business Parks	650	79,664
Vornado Realty Trust	17,025	1,186,813

		1,470,908

Energy – 6.22%
Chevron	43,635	5,423,831
ConocoPhillips	3,700	249,343
EOG Resources	595	70,097
Halliburton	5,635	280,285
Marathon Oil	12,632	270,704
Occidental Petroleum	110,275	9,285,155
Pioneer Natural Resources	295	56,965
Royal Dutch Shell ADR	106,900	7,732,077
Suncor Energy	29,900	1,190,834
Targa Resources	46,000	2,236,980
TOTAL	23,719	1,441,970
TOTAL ADR	128,300	7,781,395
Williams	190,300	5,111,458

		41,131,094

Financials – 6.71%
Aflac	1,740	78,404
Allstate	1,800	168,264
American International Group	146,600	7,739,014
Arthur J Gallagher & Co.	57,800	3,830,984
AXA	60,392	1,513,151
Banco Espirito Santo =†	105,000	0
Banco Santander	142,944	777,388
Bank of New York Mellon	3,400	186,150
Bank Rakyat Indonesia Persero	5,174,090	1,142,905
BB&T	150,600	7,906,500
BlackRock	135	72,121
Capital One Financial	540	50,760
Comerica	585	55,160
East West Bancorp	600	41,688
ING Groep	94,823	1,381,070
Intercontinental Exchange	2,417	171,341
Invesco	1,605	43,849
JPMorgan Chase & Co.	37,780	4,042,838
KeyCorp	2,975	57,834

Schedule of investments

Delaware Wealth Builder Fund

	Number of shares	Value (US $)
Common Stock (continued)

Financials (continued)
Marsh & McLennan	2,200	$176,814
MGIC Investment †	5,885	61,145
Mitsubishi UFJ Financial Group	253,114	1,525,827
Nordea Bank	185,808	1,786,939
Prudential Financial	13,780	1,334,455
Raymond James Financial	480	46,349
Reinsurance Group of America	170	25,405
Standard Chartered	127,785	1,279,563
State Street	465	44,691
Travelers	265	34,058
UniCredit	58,808	975,559
US Bancorp	865	43,241
Validus Holdings	430	29,137
Wells Fargo & Co.	143,600	7,752,964

		44,375,568

Healthcare – 11.38%
Abbott Laboratories	4,430	272,578
AbbVie	63,020	6,235,199
Amgen	21,900	3,933,678
AstraZeneca ADR	209,800	7,768,894
Brookdale Senior Living †	1,932,825	15,211,333
Cardinal Health	114,300	5,953,887
Cigna	285	48,270
CVS Health	92,900	5,888,931
Eli Lilly & Co.	480	40,819
Johnson & Johnson	49,985	5,979,206
Koninklijke Philips	31,603	1,301,466
Merck & Co.	167,085	9,946,570
Novartis	20,751	1,542,687
Pfizer	271,976	9,772,098
Quest Diagnostics	1,900	202,407
Sanofi	10,917	836,830
Shire	4,172	227,784
Thermo Fisher Scientific	270	56,233
West Pharmaceutical Services	255	23,715

		75,242,585

Healthcare REITs – 0.70%
Assura	3,698,798	2,782,214
HCP	25,300	606,441
Healthcare Realty Trust	20,225	550,929
Healthcare Trust of America Class A	2,137	54,835
LTC Properties	1,350	55,539

	Number of shares	Value (US $)
Common Stock (continued)

Healthcare REITs (continued)
Sabra Health Care REIT	22,325	$462,797
Ventas	800	43,728
Welltower	800	46,120

		4,602,603

Hotel REITs – 0.74%
Host Hotels & Resorts	5,260	113,774
LaSalle Hotel Properties	2,745	94,153
MGM Growth Properties Class A	119,200	3,537,856
Pebblebrook Hotel Trust	2,345	95,723
RLJ Lodging Trust	1,675	39,195
Sunstone Hotel Investors	58,000	1,008,620

		4,889,321

Industrial REITs – 0.07%
DCT Industrial Trust	1,619	105,445
EastGroup Properties	360	33,563
First Industrial Realty Trust	4,250	139,953
Gramercy Property Trust	1,683	46,400
Liberty Property Trust	1,500	66,315
Prologis	1,325	85,264

		476,940

Industrials – 4.70%
ABB ADR	80,600	1,832,844
Deutsche Post	45,501	1,725,711
East Japan Railway	7,449	735,254
Eaton	445	34,078
Honeywell International	255	37,717
Ingersoll-Rand	255	22,323
ITOCHU	130,862	2,448,661
Leonardo	40,872	416,393
Lockheed Martin	16,120	5,070,385
Meggitt	163,347	1,066,249
MINEBEA MITSUMI	70,900	1,337,996
Nielsen Holdings	2,185	65,921
Northrop Grumman	600	196,350
Oshkosh	335	24,371
Parker-Hannifin	350	59,815
Raytheon	1,000	209,500
Rexel	34,573	508,608
Rockwell Automation	85	14,910
Rockwell Collins	255	35,065
Southwest Airlines	405	20,687
Teleperformance	9,906	1,566,446

Schedule of investments

Delaware Wealth Builder Fund

	Number of shares	Value (US $)
Common Stock (continued)

Industrials (continued)
Union Pacific	580	$82,801
United Technologies	30,970	3,865,675
Vinci	17,610	1,731,995
Waste Management	95,400	7,890,534
WestRock	748	44,042

		31,044,331

Information Technology – 6.33%
Accenture Class A	350	54,509
Analog Devices	300	29,154
Apple	950	177,527
Broadcom	265	66,799
CA	224,038	8,007,118
Canon ADR	113,100	3,849,924
Cisco Systems	185,615	7,927,617
Intel	144,105	7,954,596
International Business Machines	64,000	9,043,840
Microsoft	19,410	1,918,484
Oracle	3,900	182,208
Playtech	134,349	1,395,650
Samsung Electronics	25,136	1,180,326
SS&C Technologies Holdings	725	36,910

		41,824,662

Information Technology REIT – 0.23%
Crown Castle International	14,700	1,531,005

		1,531,005

Mall REITs – 0.19%
GGP	2,300	46,644
Macerich	750	41,723
Simon Property Group	6,988	1,119,617
Tanger Factory Outlet Centers	1,500	32,235
Taubman Centers	725	39,578

		1,279,797

Manufactured Housing REITs – 0.23%
Equity LifeStyle Properties	1,125	102,263
Sun Communities	14,600	1,411,528

		1,513,791

Materials – 1.49%
Alamos Gold	7,180	39,704
DowDuPont	122,161	7,831,742
Eastman Chemical	625	65,194

	Number of shares	Value (US $)

Common Stock (continued)

Materials (continued)
Rio Tinto	33,203	$1,872,692
Yamana Gold	9,748	28,343

		9,837,675

Multifamily REITs – 2.00%
American Homes 4 Rent	25,690	511,745
Apartment Investment & Management	27,800	1,135,074
AvalonBay Communities	350	57,939
Equity Residential	152,410	9,752,716
Essex Property Trust	225	53,782
Gecina	3,027	523,330
Mid-America Apartment Communities	698	65,305
UDR	31,375	1,144,246

		13,244,137

Office REITs – 0.60%
Boston Properties	575	70,018
Brandywine Realty Trust	69,700	1,133,322
Columbia Property Trust	67,600	1,495,312
Douglas Emmett	1,750	67,357
Easterly Government Properties	49,800	1,008,450
Empire State Realty Trust	725	12,296
Highwoods Properties	1,325	63,375
JBG SMITH Properties	300	11,067
Kilroy Realty	825	62,824
SL Green Realty	500	48,760

		3,972,781

Real Estate Operating/Development – 0.68%
Etalon Group GDR 144A #	6,500	19,175
Grainger	705,247	2,862,513
Sun Hung Kai Properties	102,000	1,640,757

		4,522,445

Self-Storage REITs – 0.14%
CubeSmart	24,000	732,000
Extra Space Storage	1,000	96,250
Life Storage	300	27,756
Public Storage	450	95,328

		951,334

Shopping Center REITs – 0.41%
Brixmor Property Group	1,505	23,899
DDR	1,437	21,828
Federal Realty Investment Trust	475	56,473
Kimco Realty	2,250	34,785
Kite Realty Group Trust	2,400	37,656

Schedule of investments

Delaware Wealth Builder Fund

	Number of shares	Value (US $)
Common Stock (continued)

Shopping Center REITs (continued)
Ramco-Gershenson Properties Trust	6,310	$77,613
Regency Centers	1,907	110,759
Retail Properties of America	81,300	996,738
Urban Edge Properties	37,125	811,924
Weingarten Realty Investors	17,600	516,032

		2,687,707

Single Tenant REITs – 0.24%
National Retail Properties	13,800	571,734
Spirit Realty Capital	4,425	38,763
STORE Capital	37,200	996,960

		1,607,457

Specialty REITs – 0.51%
Invitation Homes	92,900	2,044,729
Safety Income & Growth	68,800	1,319,584

		3,364,313

Telecommunication Services – 3.21%
AT&T	285,705	9,233,986
Century Communications =†	1,625,000	0
Mobile TeleSystems PJSC ADR	38,283	366,751
Nippon Telegraph & Telephone	31,686	1,480,272
Tele2 Class B	85,823	1,050,207
Verizon Communications	190,100	9,062,067

		21,193,283

Utilities – 1.45%
Edison International	59,000	3,667,440
National Grid	90,027	993,626
National Grid ADR	87,808	4,900,564

		9,561,630

Total Common Stock (cost $374,056,553)		383,911,945

Convertible Preferred Stock – 1.83%

A Schulman 1.86% exercise price $52.33 y	2,140	2,219,767
AMG Capital Trust II exercise price $200.00, maturity date 10/15/37	43,948	2,619,419
Bank of America 1.64% exercise price $50.00 y	1,873	2,371,218
El Paso Energy Capital Trust I exercise price $34.49, maturity date 3/31/28	49,900	2,376,487
Wells Fargo & Co. 2.85% exercise price $156.71 y	1,989	2,500,173

Total Convertible Preferred Stock (cost $11,361,496)		12,087,064

	Number of shares	Value (US $)
Exchange-Traded Funds – 1.43%

ProShares Short High Yield	50,400	$1,172,808
SPDR Gold Shares †	32,100	3,951,510
VanEck Vectors High-Yield Municipal Index ETF	138,600	4,361,742

Total Exchange-Traded Funds (cost $9,479,178)		9,486,060

Limited Partnerships – 1.17%

Brookfield Infrastructure Partners	53,400	2,034,540
Merion Champion’s Walk =p†	2,593,304	2,463,639
Merion Countryside 144A #=p†	2,342,813	3,254,167

Total Limited Partnerships (cost $6,639,618)		7,752,346

Master Limited Partnership – 0.17%

Blackstone Group	35,700	1,139,901

Total Master Limited Partnership (cost $1,163,449)		1,139,901

	Principal amount°
Convertible Bonds – 10.38%

Basic Industry – 0.28%
Team 144A 5.00% exercise price $21.70, maturity date 8/1/23 #	1,504,000	1,832,585

		1,832,585

Brokerage – 0.33%
GAIN Capital Holdings 144A 5.00% exercise price $8.20, maturity date 8/15/22 #	1,764,000	2,160,900

		2,160,900

Capital Goods – 1.74%
Aerojet Rocketdyne Holdings 2.25% exercise price $26.00, maturity date 12/15/23	1,222,000	1,591,088
Cemex 3.72% exercise price $11.01, maturity date 3/15/20	2,430,000	2,420,910
Chart Industries 144A 1.00% exercise price $58.73, maturity date 11/15/24 #	1,391,000	1,745,197
Kaman 3.25% exercise price $65.26, maturity date 5/1/24	1,916,000	2,383,280
Tesla Energy Operations 1.625% exercise price $759.35, maturity date 11/1/19	3,673,000	3,401,716

		11,542,191

Communications – 0.79%
DISH Network 2.375% exercise price $82.22, maturity date 3/15/24	2,480,000	2,085,320

Schedule of investments

Delaware Wealth Builder Fund

	Principal amount°	Value (US $)

Convertible Bonds (continued)

Communications (continued)
DISH Network 3.375% exercise price $65.18, maturity date 8/15/26	1,225,000	$1,089,417
Liberty Interactive 144A 1.75% exercise price $341.10, maturity date 9/30/46 #	1,533,000	1,591,734
Liberty Media 2.25% exercise price $104.55, maturity date 9/30/46	420,000	439,456

		5,205,927

Consumer Cyclical – 0.56%
Booking Holdings 0.35% exercise price $1,315.10, maturity date 6/15/20	700,000	1,134,888
Huron Consulting Group 1.25% exercise price $79.89, maturity date 10/1/19	1,585,000	1,515,160
Live Nation Entertainment 144A 2.50% exercise price $68.02, maturity date 3/15/23 #	1,042,000	1,049,434

		3,699,482

Consumer Non-Cyclical – 2.15%
BioMarin Pharmaceutical 1.50% exercise price $94.15, maturity date 10/15/20	945,000	1,098,805
Brookdale Senior Living 2.75% exercise price $29.33, maturity date 6/15/18	3,305,000	3,311,458
Insulet 144A 1.375% exercise price $93.18, maturity date 11/15/24 #	721,000	850,484
Medicines 2.75% exercise price $48.97, maturity date 7/15/23	2,488,000	2,423,093
Pacira Pharmaceuticals 2.375% exercise price $66.89, maturity date 4/1/22	1,717,000	1,629,546
Paratek Pharmaceuticals 144A 4.75% exercise price $15.90, maturity date 5/1/24 #	628,000	618,382
Spectrum Pharmaceuticals 2.75% exercise price $10.53, maturity date 12/15/18	425,000	795,867
Vector Group 1.75% exercise price $22.35, maturity date 4/15/20 •	2,566,000	2,707,941
2.50% exercise price $14.50, maturity date 1/15/19 •	586,000	790,977

		14,226,553

	Principal amount°	Value (US $)
Convertible Bonds (continued)

Energy – 1.04%
Cheniere Energy 4.25% exercise price $138.38, maturity date 3/15/45	2,892,000	$2,313,019
Helix Energy Solutions Group 4.125% exercise price $9.47, maturity date 9/15/23	69,000	79,783
4.25% exercise price $13.89, maturity date 5/1/22	2,574,000	2,621,748
PDC Energy 1.125% exercise price $85.39, maturity date 9/15/21	1,803,000	1,879,627

		6,894,177

Financials – 0.68%
Ares Capital 3.75% exercise price $19.39, maturity date 2/1/22	1,836,000	1,871,550
Blackhawk Network Holdings 1.50% exercise price $49.83, maturity date 1/15/22	343,000	381,070
New Mountain Finance 5.00% exercise price $15.80, maturity date 6/15/19	2,166,000	2,220,011

		4,472,631

Real Estate Investment Trusts – 1.18%
Blackstone Mortgage Trust 4.375% exercise price $35.67, maturity date 5/5/22	2,124,000	2,083,767
5.25% exercise price $27.36, maturity date 12/1/18	1,994,000	2,276,301
Spirit Realty Capital 3.75% exercise price $12.91, maturity date 5/15/21	2,499,000	2,525,167
VEREIT 3.75% exercise price $14.99, maturity date 12/15/20	924,000	934,777

		7,820,012

Technology – 1.54%
Ciena 3.75% exercise price $20.17, maturity date 10/15/18	1,154,000	1,363,429
Electronics For Imaging 0.75% exercise price $52.72, maturity date 9/1/19	1,313,000	1,299,273
Knowles 3.25% exercise price $18.43, maturity date 11/1/21	1,515,000	1,666,052
PROS Holdings 2.00% exercise price $33.79, maturity date 12/1/19	410,000	483,110
144A 2.00% exercise price $48.63, maturity date 6/1/47 #	1,169,000	1,151,570
Synaptics 144A 0.50% exercise price $73.02, maturity date 6/15/22 #	1,812,000	1,672,476
Verint Systems 1.50% exercise price $64.46, maturity date 6/1/21	2,646,000	2,561,047

		10,196,957

Schedule of investments

Delaware Wealth Builder Fund

	Principal amount°	Value (US $)
Convertible Bonds (continued)
Utilities – 0.09%
NRG Energy 144A 2.75% exercise price $47.74, maturity date 6/1/48 #	569,000	$583,712

		583,712

Total Convertible Bonds (cost $66,122,493)		68,635,127

Corporate Bonds – 13.40%

Banking – 1.61%
Ally Financial 5.75% 11/20/25	448,000	458,416
Bank of America 4.183% 11/25/27	680,000	667,526
Bank of New York Mellon 2.661% 5/16/23 µ	680,000	661,493
Credit Suisse Group 144A 6.25% #µy	560,000	557,060
Fifth Third Bancorp 2.60% 6/15/22	600,000	583,339
Goldman Sachs Group 6.00% 6/15/20	600,000	634,445
JPMorgan Chase & Co. 6.75% µy	700,000	757,960
Lloyds Banking Group 7.50% µy	650,000	681,687
Morgan Stanley 5.00% 11/24/25	600,000	627,024
PNC Financial Services Group 5.00% µy	700,000	689,500
Popular 7.00% 7/1/19	405,000	415,125
Royal Bank of Scotland Group 3.875% 9/12/23	600,000	586,369
8.625% µy	720,000	780,984
State Street 2.653% 5/15/23 µ	600,000	585,379
SunTrust Bank 2.45% 8/1/22	600,000	578,927
UBS Group Funding Switzerland 6.875% 1/1/00 µy	720,000	732,161
Wells Fargo & Co. 3.589% (LIBOR03M + 1.23%) 10/31/23 •	600,000	612,481

		10,609,876

Basic Industry – 1.72%
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	700,000	731,850
BMC East 144A 5.50% 10/1/24 #	318,000	308,857
Boise Cascade 144A 5.625% 9/1/24 #	585,000	590,119
Braskem Netherlands Finance 144A 4.50% 1/10/28 #	750,000	703,050
Builders FirstSource 144A 5.625% 9/1/24 #	260,000	256,357
Chemours 5.375% 5/15/27	379,000	371,420
CSN Resources 144A 7.625% 2/13/23 #	500,000	458,750
FMG Resources August 2006 144A 5.125% 5/15/24 #	246,000	242,310
Freeport-McMoRan 4.55% 11/14/24	200,000	195,000
6.875% 2/15/23	744,000	801,660

	Principal amount°	Value (US $)
Corporate Bonds (continued)

Basic Industry (continued)
Hudbay Minerals 144A 7.25% 1/15/23 #	55,000	$57,063
144A 7.625% 1/15/25 #	470,000	495,850
Jeld-Wen 144A 4.625% 12/15/25 #	60,000	56,850
144A 4.875% 12/15/27 #	390,000	363,675
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	198,000	218,790
Koppers 144A 6.00% 2/15/25 #	434,000	441,053
Kraton Polymers 144A 7.00% 4/15/25 #	308,000	318,780
Nexa Resources 144A 5.375% 5/4/27 #	500,000	484,380
NOVA Chemicals 144A 5.25% 6/1/27 #	370,000	351,500
Novelis 144A 6.25% 8/15/24 #	647,000	656,770
Olin 5.00% 2/1/30	135,000	127,244
5.125% 9/15/27	562,000	547,950
Standard Industries 144A 4.75% 1/15/28 #	750,000	691,875
144A 5.00% 2/15/27 #	40,000	37,675
Steel Dynamics 5.00% 12/15/26	330,000	327,129
Tronox Finance 144A 5.75% 10/1/25 #	305,000	296,613
US Concrete 6.375% 6/1/24	485,000	495,306
Zekelman Industries 144A 9.875% 6/15/23 #	645,000	709,500

		11,337,376

Capital Goods – 0.58%
Ardagh Packaging Finance 144A 6.00% 2/15/25 #	275,000	270,187
BWAY Holding 144A 5.50% 4/15/24 #	551,000	545,490
144A 7.25% 4/15/25 #	295,000	290,398
Crown Americas 144A 4.75% 2/1/26 #	538,000	509,540
John Deere Capital 2.15% 9/8/22	600,000	575,073
L3 Technologies 3.85% 6/15/23	660,000	660,457
Siemens Financieringsmaatschappij 144A 3.125% 3/16/24 #	630,000	617,789
TransDigm 6.375% 6/15/26	332,000	334,490

		3,803,424

Consumer Cyclical – 0.93%
AMC Entertainment Holdings 6.125% 5/15/27	539,000	522,561
American Axle & Manufacturing 6.25% 3/15/26	325,000	315,315
American Tire Distributors 144A 10.25% 3/1/22 #	96,000	47,520
Atento Luxco 1 144A 6.125% 8/10/22 #	5,000	4,881
Boyd Gaming 6.375% 4/1/26	902,000	926,805
Ford Motor Credit 3.096% 5/4/23	480,000	460,582

Schedule of investments

Delaware Wealth Builder Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Goodyear Tire & Rubber 4.875% 3/15/27	530,000	$492,900
Hilton Worldwide Finance 4.875% 4/1/27	725,000	696,000
KFC Holding/Pizza Hut Holdings/Taco Bell of America 144A 5.25% 6/1/26 #	620,000	607,600
MGM Resorts International 4.625% 9/1/26	372,000	345,960
Penn National Gaming 144A 5.625% 1/15/27 #	542,000	518,965
Penske Automotive Group 5.50% 5/15/26	779,000	769,263
PulteGroup 5.00% 1/15/27	15,000	14,363
Scientific Games International 10.00% 12/1/22	402,000	432,656

		6,155,371

Consumer Non-Cyclical – 1.03%
Abbott Laboratories 3.40% 11/30/23	660,000	654,720
Becton Dickinson 3.363% 6/6/24	680,000	657,741
Cott Holdings 144A 5.50% 4/1/25 #	272,000	268,600
CVS Health 4.10% 3/25/25	680,000	681,308
ESAL 144A 6.25% 2/5/23 #	650,000	623,194
JBS USA 144A 5.75% 6/15/25 #	548,000	513,750
144A 6.75% 2/15/28 #	350,000	331,187
Live Nation Entertainment 144A 4.875% 11/1/24 #	15,000	14,625
Pernod Ricard 144A 4.45% 1/15/22 #	500,000	517,351
Post Holdings 144A 5.00% 8/15/26 #	311,000	292,340
144A 5.625% 1/15/28 #	160,000	151,400
144A 5.75% 3/1/27 #	5,000	4,848
Shire Acquisitions Investments Ireland 2.875% 9/23/23	600,000	566,716
Tempur Sealy International 5.50% 6/15/26	369,000	357,007
Thermo Fisher Scientific 3.00% 4/15/23	600,000	586,114
United Rentals North America 5.50% 5/15/27	613,000	608,403

		6,829,304

Energy – 2.46%
Alta Mesa Holdings 7.875% 12/15/24	553,000	584,797
AmeriGas Partners 5.875% 8/20/26	614,000	600,185
Antero Resources 5.625% 6/1/23	331,000	337,620
Banco do Brasil 144A 4.875% 4/19/23 #	500,000	487,500
Cheniere Corpus Christi Holdings 5.125% 6/30/27	23,000	22,943
7.00% 6/30/24	235,000	260,263
Chesapeake Energy 144A 8.00% 12/15/22 #	124,000	131,595
8.00% 1/15/25	175,000	174,344
Crestwood Midstream Partners 5.75% 4/1/25	484,000	479,765

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Ecopetrol 7.375% 9/18/43	500,000	$563,750
Energy Transfer Partners 5.875% 3/1/22	600,000	637,881
Genesis Energy 6.75% 8/1/22	662,000	675,240
Gulfport Energy 6.00% 10/15/24	15,000	14,175
6.625% 5/1/23	600,000	606,000
Hilcorp Energy I 144A 5.00% 12/1/24 #	240,000	235,200
Israel Electric 144A 4.25% 8/14/28 #	500,000	476,371
Laredo Petroleum 6.25% 3/15/23	594,000	594,000
MPLX 4.875% 12/1/24	600,000	625,986
Murphy Oil 6.875% 8/15/24	825,000	876,563
Murphy Oil USA 5.625% 5/1/27	479,000	475,407
Newfield Exploration 5.375% 1/1/26	493,000	509,639
NuStar Logistics 5.625% 4/28/27	493,000	471,431
ONEOK 7.50% 9/1/23	545,000	633,766
Petrobras Global Finance 7.25% 3/17/44	400,000	377,000
Petroleos Mexicanos 6.75% 9/21/47	810,000	767,945
QEP Resources 5.625% 3/1/26	545,000	522,519
Raizen Fuels Finance 144A 5.30% 1/20/27 #	500,000	479,440
Sabine Pass Liquefaction 5.75% 5/15/24	600,000	644,892
Southwestern Energy 4.10% 3/15/22	281,000	273,975
6.70% 1/23/25	577,000	571,230
Syngenta Finance 144A 5.182% 4/24/28 #	500,000	490,207
Targa Resources Partners 5.125% 2/1/25	10,000	9,900
5.375% 2/1/27	452,000	439,570
Tecpetrol 144A 4.875% 12/12/22 #	500,000	468,845
Transocean 144A 9.00% 7/15/23 #	498,000	538,463
Transocean Proteus 144A 6.25% 12/1/24 #	228,600	232,886

		16,291,293

Financials – 0.42%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #µ	440,000	462,000
Air Lease 3.625% 4/1/27	600,000	562,284
E*TRADE Financial 5.875% µy	530,000	538,613
International Lease Finance 8.625% 1/15/22	600,000	693,452
Jefferies Group 5.125% 1/20/23	500,000	524,346

		2,780,695

Healthcare – 0.76%
Air Medical Group Holdings 144A 6.375% 5/15/23 #	709,000	671,777
DaVita 5.00% 5/1/25	334,000	317,400

Schedule of investments

Delaware Wealth Builder Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
Encompass Health
5.75% 11/1/24	580,000	$590,875
5.75% 9/15/25	244,000	250,100
HCA
5.375% 2/1/25	569,000	560,465
5.875% 2/15/26	309,000	311,707
7.58% 9/15/25	219,000	238,710
Hill-Rom Holdings
144A 5.00% 2/15/25 #	242,000	237,160
144A 5.75% 9/1/23 #	272,000	280,160
Hologic 144A 4.625% 2/1/28 #	300,000	283,500
MPH Acquisition Holdings 144A 7.125% 6/1/24 #	403,000	419,120
Service Corp International 4.625% 12/15/27	280,000	267,683
Tenet Healthcare
144A 5.125% 5/1/25 #	345,000	335,944
8.125% 4/1/22	241,000	252,751
Universal Health Services 144A 5.00% 6/1/26 #	5,000	4,856

		5,022,208

Insurance – 0.23%
HUB International 144A 7.00% 5/1/26 #	85,000	85,243
Nuveen Finance 144A 4.125% 11/1/24 #	600,000	603,811
USIS Merger Sub 144A 6.875% 5/1/25 #	843,000	851,430
XLIT 4.805% (LIBOR03M + 2.458%) y•	10,000	9,752

		1,550,236

Media – 0.93%
Altice France 144A 7.375% 5/1/26 #	710,000	694,913
AMC Networks 4.75% 8/1/25	365,000	344,013
CCO Holdings
144A 5.50% 5/1/26 #	41,000	39,680
144A 5.75% 2/15/26 #	218,000	214,120
144A 5.875% 5/1/27 #	664,000	654,455
Cequel Communications Holdings I 144A 7.75% 7/15/25 #	465,000	483,600
CSC Holdings 5.25% 6/1/24	5,000	4,739
Gray Television 144A 5.875% 7/15/26 #	613,000	580,817
Lamar Media 5.75% 2/1/26	453,000	460,361
Nexstar Broadcasting 144A 5.625% 8/1/24 #	761,000	746,275
Radiate Holdco 144A 6.625% 2/15/25 #	10,000	9,200
Sinclair Television Group 144A 5.125% 2/15/27 #	362,000	338,470

	Principal amount°	Value (US $)
Corporate Bonds (continued)

Media (continued)
Sirius XM Radio
144A 5.00% 8/1/27 #	685,000	$654,271
144A 5.375% 4/15/25 #	461,000	456,966
144A 5.375% 7/15/26 #	20,000	19,400
Tribune Media 5.875% 7/15/22	433,000	440,036

		6,141,316

Real Estate Investment Trusts – 0.46%
American Tower 4.00% 6/1/25	600,000	591,277
Crown Castle International 5.25% 1/15/23	680,000	716,147
CyrusOne 5.375% 3/15/27	378,000	381,780
ESH Hospitality 144A 5.25% 5/1/25 #	494,000	475,771
GEO Group 6.00% 4/15/26	336,000	330,120
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	508,000	485,140
MGM Growth Properties Operating Partnership 4.50% 9/1/26	15,000	13,875
SBA Communications 4.875% 9/1/24	15,000	14,063

		3,008,173

Services – 0.43%
Advanced Disposal Services 144A 5.625% 11/15/24 #	544,000	545,360
Aramark Services 144A 5.00% 2/1/28 #	120,000	115,800
Avis Budget Car Rental 144A 6.375% 4/1/24 #	244,000	240,340
Covanta Holding 5.875% 7/1/25	548,000	529,669
Herc Rentals 144A 7.75% 6/1/24 #	491,000	529,053
KAR Auction Services 144A 5.125% 6/1/25 #	200,000	190,500
Prime Security Services Borrower 144A 9.25% 5/15/23 #	636,000	675,559
United Rentals North America 5.875% 9/15/26	5,000	5,131

		2,831,412

Technology & Electronics – 0.54%
Apple 2.10% 9/12/22	600,000	578,954
Baidu 4.375% 3/29/28	500,000	502,606
CDK Global 5.00% 10/15/24	161,000	164,713
CDW Finance 5.00% 9/1/25	156,000	154,877
CommScope Technologies 144A 5.00% 3/15/27 #	615,000	576,563
First Data
144A 5.75% 1/15/24 #	320,000	322,400
144A 7.00% 12/1/23 #	17,000	17,850
Infor US 6.50% 5/15/22	447,000	456,499
Sensata Technologies UK Financing 144A 6.25% 2/15/26 #	285,000	298,181
Solera 144A 10.50% 3/1/24 #	313,000	348,901
Symantec 144A 5.00% 4/15/25 #	180,000	174,449

		3,595,993

Schedule of investments

Delaware Wealth Builder Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)

Telecommunications – 0.60%
CenturyLink 6.75% 12/1/23	410,000	$412,563
Digicel Group 144A 7.125% 4/1/22 #	850,000	593,937
Level 3 Financing 5.375% 5/1/25	438,000	424,860
Myriad International Holdings 144A 4.85% 7/6/27 #	635,000	621,506
Sprint
7.125% 6/15/24	682,000	688,820
7.875% 9/15/23	22,000	23,144
Telecom Italia 144A 5.303% 5/30/24 #	200,000	199,750
T-Mobile USA
6.375% 3/1/25	166,000	173,868
6.50% 1/15/26	180,000	188,325
Zayo Group
144A 5.75% 1/15/27 #	15,000	14,550
6.375% 5/15/25	627,000	637,973

		3,979,296

Transportation – 0.06%
XPO Logistics 144A 6.125% 9/1/23 #	368,000	377,550

		377,550

Utilities – 0.64%
AES
5.50% 4/15/25	5,000	5,075
6.00% 5/15/26	103,000	106,734
Calpine
144A 5.25% 6/1/26 #	655,000	621,431
5.75% 1/15/25	230,000	209,875
DTE Energy 2.85% 10/1/26	525,000	481,650
Emera 6.75% 6/15/76 µ	500,000	531,849
Enel 144A 8.75% 9/24/73 #µ	200,000	226,750
Enel Finance International 144A 3.625% 5/25/27 #	480,000	439,081
Exelon 3.497% 6/1/22	600,000	594,962
National Rural Utilities Cooperative Finance 5.25% 4/20/46 µ	700,000	726,420
Vistra Energy 144A 8.00% 1/15/25 #	277,000	301,237

		4,245,064

Total Corporate Bonds (cost $90,952,372)		88,558,587

Leveraged Non-Recourse Security – 0.00%

JPMorgan Fixed Income Pass Through Trust Auction 144A
Series 2007-C 0.00% 1/15/87 #♦=	1,300,000	0

Total Leveraged Non-Recourse Security (cost $1,105,000)		0

	Principal amount°	Value (US $)
Municipal Bonds – 4.67%

Allentown, Pennsylvania Neighborhood Improvement Zone
Development Authority Revenue
(City Center Project) 144A 5.00% 5/1/42 #	500,000	$537,920
Arizona Industrial Development Authority
(American Charter Schools Foundation Project) 144A 6.00% 7/1/47 #	1,000,000	1,057,990
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo)
Series A-2 5.875% 6/1/47	1,250,000	1,249,975
Series A-2 6.00% 6/1/42	1,000,000	1,000,000
Series A-2 6.50% 6/1/47	750,000	759,030
California State
(Various Purposes) 5.00% 11/1/43	1,000,000	1,128,410
California Statewide Communities Development Authority
(California Baptist University) Series A 6.375% 11/1/43	1,000,000	1,154,880
City of Apple Valley, Minnesota
(Minnesota Senior Living Project) Series 2016 D 7.25% 1/1/52	1,000,000	1,015,840
City of Chicago, Illinois
(General Obligation Bonds Project) Series 2005D 5.50% 1/1/40	1,000,000	1,062,760
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) Series A 5.25% 1/1/45	1,250,000	1,340,063
Conley Road Transportation Development District,
Missouri
5.375% 5/1/47	500,000	511,695
Cuyahoga County, Ohio (Metrohealth System)
5.00% 2/15/57	1,000,000	1,049,540
Series 2017 5.50% 2/15/57	1,000,000	1,103,800
Dallas/Fort Worth International Airport, Texas
Series H 5.00% 11/1/42 (AMT)	1,000,000	1,067,660
Dominion Water & Sanitation District, Colorado 6.00% 12/1/46	1,000,000	1,049,950
Golden State, California Tobacco Securitization Settlement Revenue
(Asset-Backed Senior Notes) Series A-1 5.125% 6/1/47	1,000,000	1,000,030

Schedule of investments

Delaware Wealth Builder Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)

Illinois State
Series A 5.00% 12/1/34	400,000	$421,632
Series A 5.00% 4/1/38	100,000	102,664
Lower Alabama Gas District, Alabama Series 2016 A 5.00% 9/1/46	1,000,000	1,232,580
M-S-R Energy Authority, California Series 2009 C 6.50% 11/1/39	1,000,000	1,420,820
New Jersey Economic Development Authority (School Facilities Construction Bonds) 5.00% 6/15/40	250,000	263,687
New Jersey Transportation Trust Fund Authority (Transportation Program Bonds) Series AA 5.00% 6/15/44	1,000,000	1,050,910
New York City Industrial Development Agency (Brooklyn Navy Yard Cogeneration Partners, LP Project) 5.75% 10/1/36 (AMT)	750,000	757,260
New York Liberty Development Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	1,000,000	1,257,220
(World Trade Center Project) Class 1-3 144A 5.00% 11/15/44 #	1,000,000	1,063,320
New York State Thruway Authority Series J 5.00% 1/1/41	1,000,000	1,104,110
New York Transportation Development (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project) Series 2018 5.00% 1/1/34	500,000	564,030
Palm Beach County, Florida Health Facilities Authority (Sinai Residences Boca Raton Project)
Series A 7.25% 6/1/34	65,000	74,770
Series A 7.50% 6/1/49	325,000	376,184
Public Authority for Colorado Energy Natural Gas Revenue Series 2008 6.50% 11/15/38	1,000,000	1,404,500
Public Finance Authority, Wisconsin (Marys Woods at Marylhurst Project) Series 2017 A 144A 5.25% 5/15/47 #	1,000,000	1,095,450
Salt Verde, Arizona Financial Senior Gas Revenue 5.00% 12/1/37	1,000,000	1,198,020
Tobacco Settlement Financing Series 2018 B 5.00% 6/1/46	500,000	537,860
Utility Debt Securitization Authority, New York (Restructuring) Series TE 5.00% 12/15/41	750,000	842,573

Total Municipal Bonds (cost $29,273,107)		30,857,133

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Security – 0.08%

JPMBB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	500,000	$505,126

Total Non-Agency Commercial Mortgage-Backed Security (cost $528,066)		505,126

Regional Bond – 0.07%Δ

Argentina – 0.07%
Provincia de Cordoba 144A 7.125% 8/1/27 #	500,000	447,630

Total Regional Bond (cost $492,500)		447,630

Loan Agreement – 0.00%

Republic of Angola 8.734% (LIBOR06M + 6.25%) 12/16/23 =•	23,250	21,729

Total Loan Agreement (cost $23,250)		21,729

Sovereign Bonds – 0.69%Δ

Argentina – 0.13%
Argentine Republic Government International Bond 6.875% 1/11/48	1,000,000	825,000

		825,000

Indonesia – 0.56%
Indonesia Government International Bonds 144A 5.125% 1/15/45 #	1,500,000	1,510,161
144A 6.75% 1/15/44 #	1,800,000	2,203,763

		3,713,924

Total Sovereign Bonds (cost $4,649,850)		4,538,924

US Treasury Obligations – 0.77%

US Treasury Notes
1.875% 7/31/22	2,185,000	2,118,383
2.00% 10/31/22	340,000	330,690
2.25% 11/15/27	2,750,000	2,611,157

Total US Treasury Obligations (cost $5,203,968)		5,060,230

	Number of shares
Preferred Stock – 1.13%

Bank of America 6.50% µy	595,000	632,187
Colony NorthStar 15.46% y	32,800	824,592
DDR 9.56% y	22,900	530,135
Federal Home Loan Mortgage y†	40,000	202,000
General Electric 5.00% µy	700,000	692,475
GMAC Capital Trust I (LIBOR03M + 5.785%) 2/15/40 •	5,000	130,550
LaSalle Hotel Properties 5.05% y	46,295	1,162,930

Schedule of investments

Delaware Wealth Builder Fund

	Number of shares	Value (US $)
Preferred Stock (continued)
Sabra Health Care REIT 6.32% y	41,681	$1,058,697
Taubman Centers 4.53% y	68,477	1,651,665
Washington Prime Group 13.32% y	28,700	600,117

Total Preferred Stock (cost $8,392,746)		7,485,348

Warrant – 0.00%
Wheeler Real Estate Investment Trust strike price $44, expiration date 4/29/19 †	43,188	928

Total Warrant (cost $358)		928

	Principal amount°
Short-Term Investments – 7.79%
Discount Note – 1.51%≠
Federal Home Loan Bank 1.48% 6/1/18	9,957,044	9,957,044

		9,957,044

Repurchase Agreements – 6.28%
Bank of America Merrill Lynch 1.70%, dated 5/31/18, to be repurchased on 6/1/18, repurchase price $5,666,532 (collateralized by US government obligations 0.00%–0.875% 4/15/19–11/15/45; market value $5,779,594)	5,666,265	5,666,265
Bank of Montreal 1.65%, dated 5/31/18, to be repurchased on 6/1/18, repurchase price $16,999,573 (collateralized by US government obligations 0.00%–3.625% 7/19/18–5/15/47; market value $17,338,776)	16,998,794	16,998,794
BNP Paribas 1.75%, dated 5/31/18, to be repurchased on 6/1/18, repurchase price $18,879,269 (collateralized by US government obligations 0.00%–3.625% 10/31/18–2/15/46; market value $19,255,918)	18,878,351	18,878,351

		41,543,410

Total Short-Term Investments (cost $51,500,454)		51,500,454

Total Value of Securities – 101.65% (cost $660,944,458)		$671,988,532

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2018, the aggregate value of Rule 144A securities was $57,409,609, which represents 8.68% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

Δ	Securities have been classified by country of origin.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at May 31, 2018. Rate will reset at a future date.

p	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At May 31, 2018, the aggregate value of restricted securities was $5,717,806, which represented 8.68% of the Fund’s net assets. See table below for additional details on restricted securities.

y	No contractual maturity date.

†	Non-income producing security.

•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Restricted Securities

Investments	Date of Acquisition	Cost	Value
Merion Champion’s Walk	8/4/17	$2,474,325	$2,401,352
Merion Champion’s Walk	2/13/18	64,180	62,287
Merion Countryside	5/11/16	1,667,974	2,889,700
Merion Countryside	4/7/17	151,763	234,300
Merion Countryside	2/13/18	93,713	130,167

Total		$4,451,955	$5,717,806

Schedule of investments

Delaware Wealth Builder Fund

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at May 31, 2018:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	AUD	(41,391)	USD	31,212	6/1/18	$—	$(90)
BNYM	EUR	(38,601)	USD	45,016	6/1/18	—	(114)
BNYM	HKD	(4,155,293)	USD	529,513	6/1/18	—	(300)
BNYM	JPY	(215,877,775)	USD	1,980,393	6/4/18	—	(4,489)
BNYM	KRW	(289,328,306)	USD	269,473	6/1/18	1,151	—

Total Foreign Currency Exchange Contracts						$1,151	$(4,993)

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to Brokers)
(150)	E-mini S&P 500 Index	$(20,291,250)	$(20,917,451)	6/18/18	$626,201	$142,947

Swap Contracts

CDS Contracts2

Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Centrally Cleared/ Protection Purchased:
CDX.NA.HY.29[5] 12/20/22-
Quarterly	3,000,000	5.00%	$(198,863)	$(190,037)	$(8,826)	$2,226
CDX.NA.HY.30[5] 6/20/23-
Quarterly	8,500,000	5.00%	(528,916)	(462,074)	(66,842)	7,048

Total CDS Contracts			$(727,779)	$(652,111)	$(75,668)	$9,274

The use of foreign currency exchange contracts, futures contracts, and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contract and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3Notional amount shown is stated in US dollars unless noted that the swap is denominated in another currency.

4Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(81,459).

5Markit’s CDX.NA.HY Index is composed of one hundred (100) of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

Summary of abbreviations:

ADR – American Depositary Receipt

AMT – Subject to Alternative Minimum Tax

AUD – Australian Dollar

BNYM – BNY Mellon

CDS – Credit Default Swap

CDX.NA.HY – Credit Default Swap Index North America High Yield

ETF – Exchange-Traded Fund

EUR – European Monetary Unit

GDR – Global Depository Receipt

HKD – Hong Kong Dollar

ICE – Intercontinental Exchange

JPY – Japanese Yen

KRW – South Korean Won

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

REIT – Real Estate Investment Trust

SPDR – S&P Depository Receipts

S&P – Standard & Poor’s

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities

Delaware Wealth Builder Fund	May 31, 2018 (Unaudited)

Assets:
Investments, at value[1]	$671,988,532
Foreign currencies, at value[2]	257,435
Cash collateral due from broker	2,085,817
Receivable for securities sold	5,445,077
Dividends and interest receivable	4,035,403
Foreign tax reclaims receivable	528,106
Receivable for fund shares sold	393,846
Variation margin due from broker on futures contracts	142,947
Variation margin due from broker on centrally cleared credit default swap contracts	9,274
Unrealized appreciation on foreign currency exchange contracts	1,151
Other assets[3]	270,461

Total assets	685,158,049

Liabilities:
Cash due to custodian	81,975
Payable for securities purchased	20,613,355
Payable for fund shares redeemed	829,602
Upfront payments received on centrally cleared credit default swap contracts	652,111
Contingent liabilities[3]	901,538
Investment management fees payable to affiliates	362,743
Other accrued expenses	240,131
Distribution fees payable to affiliates	234,200
Swap payments payable	116,597
Audit and tax fees payable	15,440
Dividend disbursing and transfer agent fees and expenses payable to affiliates	11,049
Unrealized depreciation on foreign currency exchange contracts	4,993
Trustees’ fees and expenses payable	3,905
Accounting and administration expenses payable to affiliates	2,489
Legal fees payable to affiliates	1,147
Reports and statements to shareholders expenses payable to affiliates	488
Income distribution payable	25

Total liabilities	24,071,788

Total Net Assets	$661,086,261

Net Assets Consist of:
Paid-in capital	$625,622,827
Undistributed net investment income	300,385
Accumulated net realized loss on investments	23,654,035
Net unrealized appreciation of investments	11,044,074
Net unrealized appreciation of foreign currencies	(291)
Net unrealized depreciation of foreign currency exchange contracts	(3,842)
Net unrealized depreciation of futures contracts	626,201
Net unrealized depreciation of swap contracts	(157,128)

Total Net Assets	$661,086,261

Net Asset Value
Class A:
Net assets	$263,947,889
Shares of beneficial interest outstanding, unlimited authorization, no par	18,577,241
Net asset value per share	$14.21
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$15.08

Class C:
Net assets	$204,549,474
Shares of beneficial interest outstanding, unlimited authorization, no par	14,372,939
Net asset value per share	$14.23

Class R:
Net assets	$3,086,328
Shares of beneficial interest outstanding, unlimited authorization, no par	217,192
Net asset value per share	$14.21

Institutional Class:
Net assets	$189,502,570
Shares of beneficial interest outstanding, unlimited authorization, no par	13,338,804
Net asset value per share	$14.21

[1] Investments, at cost	$660,944,458
[3] Foreign currencies, at cost	256,402
[3] See Note 12 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Wealth Builder Fund	Six months ended May 31, 2018 (Unaudited)

Investment Income:
Dividends	$7,391,466
Interest	4,741,870
Foreign tax withheld	(288,220)

11,845,116

Expenses:
Management fees	2,227,233
Distribution expenses – Class A	344,606
Distribution expenses – Class C	1,099,410
Distribution expenses – Class R	8,861
Dividend disbursing and transfer agent fees and expenses	387,623
Reports and statements to shareholders expenses	95,949
Accounting and administration expenses	77,140
Legal fees	69,226
Custodian fees	42,333
Registration fees	33,275
Audit and tax fees	23,118
Trustees’ fees and expenses	15,768
Other	40,594

Expenses before interest expense	4,465,136
Interest expense	1,218
Less expenses paid indirectly	(4,317)

Total operating expenses	4,462,037

Net Investment Income	7,383,079

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$28,784,999
Foreign currencies	11,533
Foreign currency exchange contracts	(16,227)
Futures contracts	(1,470,579)
Options written	355
Swap contracts	(273,647)

Net realized gain	27,036,434

Net change in unrealized appreciation (depreciation) of:
Investments	(32,496,443)
Foreign currencies	(11,657)
Foreign currency exchange contracts	(3,842)
Futures contracts	1,566,062
Swap contracts	117,346

Net change in unrealized appreciation (depreciation)	(30,828,534)

Net Realized and Unrealized Loss	(3,792,100)

Net Increase in Net Assets Resulting from Operations	$3,590,979

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Wealth Builder Fund

	Six months ended
	5/31/18 (Unaudited)	Year ended 11/30/17

Increase (Decrease) in Net Assets from Operations:
Net investment income	$7,383,079	$16,487,907
Net realized gain	27,036,434	26,446,430
Net change in unrealized appreciation (depreciation)	(30,828,534)	23,132,642

Net increase in net assets resulting from operations	3,590,979	66,066,979

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,093,853)	(6,460,107)
Class C	(1,572,767)	(4,557,137)
Class R	(33,806)	(61,239)
Institutional Class	(2,507,346)	(5,303,643)

Net realized gain:
Class A	(852,114)	—
Class C	(744,983)	—
Class R	(7,734)	—
Institutional Class	(701,901)	—

	(9,514,504)	(16,382,126)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,802,216	50,478,605
Class C	3,350,591	17,815,034
Class R	—	722,521
Institutional Class	18,793,550	96,767,403

Net assets from merger*:
Class A	34,209,151	—
Class C	10,597,997	—
Class R	1,907,750	—
Institutional Class	4,798,603	—

	Six months ended
	5/31/18 (Unaudited)	Year ended 11/30/17
Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,732,296	6,003,456
Class C	2,220,953	4,192,231
Class R	48,180	60,760
Institutional Class	2,928,579	4,701,398

	86,389,866	180,741,408

Cost of shares redeemed:
Class A	$(31,632,395)	$(89,148,963)
Class C	(30,959,141)	(97,966,095)
Class R	(2,217,556)	(1,866,979)
Institutional Class	(39,937,007)	(62,703,837)

	(104,746,099)	(251,685,874)

Decrease in net assets derived from capital share transactions	(18,356,233)	(70,944,466)

Net Decrease in Net Assets	(24,279,758)	(21,259,613)

Net Assets:
Beginning of period	685,366,019	706,625,632

End of period	$661,086,261	$685,366,019

Undistributed net investment income	$300,385	$125,078

*See Note 5 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Wealth Builder Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4,5]
Ratio of expenses to average net assets prior to fees waived[4,6]
Ratio of net investment income to average net assets[7]
Ratio of net investment income to average net assets prior to fees waived[6]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[5]	The ratios of expenses to average net assets excluding interest expense and dividend expense for the six months ended May 31, 2018 and years ended Nov. 30, 2017 and 2016 were 1.11% and 1.08%, 1.12%, respectively.

[6]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended May 31, 2018 are reflected on the “Statement of operations.”

[7]	The ratios of net investment income to average net assets excluding interest expense and dividend expense for the six months ended May 31, 2018 and years ended Nov. 30, 2017 and 2016 were 2.27% and 2.52%, 2.05%, respectively.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/18[1]	Year ended
(Unaudited)	11/30/17	11/30/16	11/30/15	11/30/14	11/30/13
$14.62	$13.64	$13.16	$13.73	$12.81	$10.94

0.16	0.36	0.27	0.32	0.31	0.32
(0.36)	0.98	0.52	(0.58)	0.92	1.85

(0.20)	1.34	0.79	(0.26)	1.23	2.17

(0.16)	(0.36)	(0.31)	(0.31)	(0.31)	(0.30)

(0.05)	—	—	—	—	—

(0.21)	(0.36)	(0.31)	(0.31)	(0.31)	(0.30)

$14.21	$14.62	$13.64	$13.16	$13.73	$12.81

(1.43%)	9.90%	6.11%	(1.91%)	9.74%	20.07%

$263,948	$256,157	$270,324	$291,876	$315,098	$297,117

1.11%	1.09%	1.13%	1.10%	1.10%	1.12%

1.11%	1.09%	1.13%	1.10%	1.10%	1.16%
2.27%	2.51%	2.04%	2.38%	2.35%	2.62%
2.27%	2.51%	2.04%	2.38%	2.35%	2.58%
36%	81%	102%	67%	56%	51%

Financial highlights

Delaware Wealth Builder Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4,5,6]
Ratio of net investment income to average net assets[5,7]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended May 31, 2018 are reflected on the “Statement of operations.”

[6]	The ratios of expenses to average net assets excluding interest expense and dividend expense for the six months ended May 31, 2018 and years ended Nov. 30, 2017 and 2016 were 1.86% and 1.83%, 1.87%, respectively.

[7]	The ratios of net investment income to average net assets excluding interest expense and dividend expense for the six months ended May 31, 2018 and years ended Nov. 30, 2017 and 2016 were 1.52% and 1.77%, 1.30%, respectively.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/18[1]	Year ended
(Unaudited)	11/30/17	11/30/16	11/30/15	11/30/14	11/30/13
$14.65	$13.66	$13.18	$13.75	$12.83	$10.96

0.11	0.25	0.17	0.22	0.21	0.23
(0.37)	0.99	0.52	(0.58)	0.92	1.85

(0.26)	1.24	0.69	(0.36)	1.13	2.08

(0.11)	(0.25)	(0.21)	(0.21)	(0.21)	(0.21)
(0.05)	—	—	—	—	—

(0.16)	(0.25)	(0.21)	(0.21)	(0.21)	(0.21)

$14.23	$14.65	$13.66	$13.18	$13.75	$12.83

(1.82% )	9.13%	5.30%	(2.63%)	8.90%	19.13%

$204,549	$225,604	$283,243	$298,833	$308,975	$254,961
1.86%	1.84%	1.88%	1.85%	1.85%	1.87%
1.52%	1.76%	1.29%	1.63%	1.60%	1.87%
36%	81%	102%	67%	56%	51%

Financial highlights

Delaware Wealth Builder Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4,5]
Ratio of expenses to average net assets prior to fees waived[4,6]
Ratio of net investment income to average net assets[7]
Ratio of net investment income to average net assets prior to fees waived[6]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[5]	The ratios of expenses to average net assets excluding interest expense and dividend expense for the six months ended May 31, 2018 and years ended Nov. 30, 2017 and 2016 were 1.36% and 1.33%, 1.37%, respectively.

[6]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended May 31, 2018 are reflected on the “Statement of operations.”

[7]	The ratios of net investment income to average net assets excluding interest expense and dividend expense for the six months ended May 31, 2018 and years ended Nov. 30, 2017 and 2016 were 2.02% and 2.27%, 1.80%, respectively.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/18[1]	Year ended
(Unaudited)	11/30/17	11/30/16	11/30/15	11/30/14	11/30/13
$14.62	$13.63	$13.16	$13.73	$12.81	$10.94

0.15	0.32	0.24	0.29	0.28	0.28
(0.37)	0.99	0.51	(0.58)	0.92	1.86

(0.22)	1.31	0.75	(0.29)	1.20	2.14

(0.14)	(0.32)	(0.28)	(0.28)	(0.28)	(0.27)

(0.05)	—	—	—	—	—

(0.19)	(0.32)	(0.28)	(0.28)	(0.28)	(0.27)

$14.21	$14.62	$13.63	$13.16	$13.73	$12.81

(1.52% )	9.70%	5.76%	(2.15%)	9.46%	19.77%

$3,086	$2,320	$3,229	$3,682	$3,983	$3,030

1.36%	1.34%	1.38%	1.35%	1.35%	1.37%
1.36%	1.34%	1.38%	1.35%	1.35%	1.46%
2.02%	2.26%	1.79%	2.13%	2.10%	2.37%
2.02%	2.26%	1.79%	2.13%	2.10%	2.28%
36%	81%	102%	67%	56%	51%

Financial highlights

Delaware Wealth Builder Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4,5,6]
Ratio of net investment income to average net assets[4,5,7]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended May 31, 2018 are reflected on the “Statement of operations.”

[6]	The ratios of expenses to average net assets excluding interest expense and dividend expense for the six months ended May 31, 2018 and years ended Nov. 30, 2017 and 2016 were 0.86% and 0.83%, 0.87%, respectively.

[7]	The ratios of net investment income to average net assets excluding interest expense and dividend expense for the six months ended May 31, 2018 and years ended Nov. 30, 2017 and 2016 were 2.52% and 2.77%, 2.30%, respectively.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/18[1]	Year ended
(Unaudited)	11/30/17	11/30/16	11/30/15	11/30/14	11/30/13
$14.63	$13.64	$13.16	$13.73	$12.81	$10.94

0.18	0.39	0.30	0.36	0.35	0.35
(0.37)	0.99	0.52	(0.58)	0.92	1.85

(0.19)	1.38	0.82	(0.22)	1.27	2.20

(0.18)	(0.39)	(0.34)	(0.35)	(0.35)	(0.33)
(0.05)	—	—	—	—	—

(0.23)	(0.39)	(0.34)	(0.35)	(0.35)	(0.33)

$14.21	$14.63	$13.64	$13.16	$13.73	$12.81

(1.30% )	10.24%	6.37%	(1.66%)	10.01%	20.37%

$189,503	$201,285	$149,830	$147,133	$149,914	$61,809
0.86%	0.84%	0.88%	0.85%	0.85%	0.87%
2.52%	2.76%	2.29%	2.63%	2.60%	2.87%
36%	81%	102%	67%	56%	51%

Notes to financial statements

Delaware Wealth Builder Fund	May 31, 2018 (Unaudited)

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Wealth Builder Fund, Delaware Small Cap Core Fund, and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Wealth Builder Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 (1940 Act), as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek to provide high current income and an investment that has the potential for capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Other debt securities and credit default swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended May 31, 2018 and for all open tax years (years ended Nov. 30, 2015–Nov. 30, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended May 31, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Underlying Funds – The Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Fund invests include ETFs. The Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.

Repurchase Agreements – The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 31, 2018, and matured on the next business day.

Short Sales – The Fund may make short sales in an attempt to protect against declines in an individual security or the overall market, to manage duration or for such other purposes consistent with the Fund’s

Notes to financial statements

Delaware Wealth Builder Fund

1. Significant Accounting Policies (continued)

investment objectives and strategies. Typically, short sales are transactions in which the Fund sells a security it does not own and, at the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. When a short sale transaction is closed out by delivery of the security, any gain or loss on the transaction generally is taxable as short-term capital gain or loss. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale, and potentially additional margin, will be retained by the broker from whom the security is borrowed, to the extent necessary to meet margin requirements, until the short position is closed out.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), which is due to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gain (loss) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Distributions received from investments in master limited partnerships are recorded as return of capital on investments. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended May 31, 2018.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement is included on the “Statement of operations” under “Custodian fees” with the corresponding expense offset included in “Less expenses paid indirectly.” For the six months ended May 31, 2018, the Fund earned $3,852 under this arrangement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset included in “Less expenses paid indirectly.” For the six months ended May 31, 2018, the Fund earned $465 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total

Notes to financial statements

Delaware Wealth Builder Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. For the six months ended May 31, 2018, the Fund was charged $15,250 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the transfer agent agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. For the six months ended May 31, 2018, the Fund was charged $68,255 for these services. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service (12b-1) fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of Class R shares. The fees are calculated daily and paid monthly. Institutional Class shares pay no 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended May 31, 2018, the Fund was charged $14,658 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended May 31, 2018, DDLP earned $21,105 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2018, DDLP received gross CDSC commissions of $6 and $4,022 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the amount of shares that are owned of the Underlying Funds at different times.

Cross trades for the six months ended May 31, 2018 were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended May 31, 2018, the Fund engaged in securities purchases of $1,049,919, and sales of $6,552,498, which resulted in net realized losses of ($23,209).

3. Investments

For the six months ended May 31, 2018, the Fund made purchases and sales of investment securities other than US government securities and short-term investments as follows:

Purchases other than US government securities	$235,824,888
Purchases of US government securities	3,972,664
Sales other than US government securities	298,576,792
Sales of US government securities	15,247,491

At May 31, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$660,944,458

Aggregate unrealized appreciation of investments and derivatives	$42,035,930
Aggregate unrealized depreciation of investments and derivatives	(30,991,856)

Net unrealized appreciation of investments and derivatives	$11,044,074

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Notes to financial statements

Delaware Wealth Builder Fund

3. Investments (continued)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2018:

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stock
Consumer Discretionary	$27,021,682	$174,389	$—	$27,196,071
Consumer Staples	36,390,507	—	—	36,390,507
Diversified REITs	1,470,908	—	—	1,470,908
Energy	41,131,094	—	—	41,131,094
Financials	44,375,568	—	—	44,375,568
Healthcare	75,242,585	—	—	75,242,585
Healthcare REITs	4,602,603	—	—	4,602,603
Hotel REITs	4,889,321	—	—	4,889,321
Industrial REITs	476,940	—	—	476,940
Industrials	31,044,331	—	—	31,044,331
Information Technology	41,824,662	—	—	41,824,662
Information Technology REIT	1,531,005	—	—	1,531,005
Mall REITs	1,279,797	—	—	1,279,797
Manufactured Housing REITs	1,513,791	—	—	1,513,791
Materials	9,837,675	—	—	9,837,675
Multifamily REITs	13,244,137	—	—	13,244,137
Office REITs	3,972,781	—	—	3,972,781

	Level 1	Level 2	Level 3	Total
Real Estate Operating/Development	$4,503,270	$19,175	$—	$4,522,445
Self-Storage REITs	951,334	—	—	951,334
Shopping Center REITs	2,687,707	—	—	2,687,707
Single Tenant REITs	1,607,457	—	—	1,607,457
Specialty REITs	3,364,313	—	—	3,364,313
Telecommunication Services	21,193,283	—	—	21,193,283
Utilities	9,561,630	—	—	9,561,630
Exchange-Traded Funds	9,486,060	—	—	9,486,060
Limited Partnerships[1]	2,034,540	—	5,717,806	7,752,346
Master Limited Partnerships	1,139,901	—	—	1,139,901
Convertible Preferred Stock[1]	4,871,391	7,215,673	—	12,087,064
Corporate Debt	—	157,193,714	—	157,193,714
Leveraged Non-Recourse Security	—	—	—	—
Municipal Bonds	—	30,857,133	—	30,857,133
Non-Agency Commercial Mortgage-Backed Security	—	505,126	—	505,126
Loan Agreements	—	—	21,729	21,729
Foreign Debt	—	4,986,554	—	4,986,554
US Treasury Obligations	—	5,060,230	—	5,060,230
Preferred Stock[1]	5,560,569	1,924,779	—	7,485,348
Warrant	—	928	—	928
Short-Term Investments	—	51,500,454	—	51,500,454

Total Value of Securities	$406,810,842	$259,438,155	$5,739,535	$671,988,532

Derivatives[2]
Assets:
Foreign Currency Exchange Contracts	$—	$1,151	$—	$1,151
Futures Contracts	626,201	—	—	626,201
Liabilities:
Foreign Currency Exchange Contract	$—	$(4,993)	$—	$(4,993)
Swap Contract	—	(75,668)	—	(75,668)

Notes to financial statements

Delaware Wealth Builder Fund

3. Investments (continued)

1 Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Limited Partnerships	26.24%	—	73.76%	100.00%
Convertible Preferred Stock	40.30%	59.70%	—	100.00%
Preferred Stock	74.29%	25.71%	—	100.00%

2 Foreign currency exchange contracts, futures contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

The security that has been valued at zero on the “Schedule of investments” is considered to be a Level 3 investment in this table.

During the six months ended May 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 2 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended	Year ended
	5/31/18	11/30/17
Shares sold:
Class A	643,240	3,558,392
Class C	225,338	1,260,578
Class R	—	49,560
Institutional Class	1,793,737	6,849,903

Shares from merger:
Class A	2,344,699	—
Class C	725,393	—
Class R	130,757	—
Institutional Class	328,897	—

Shares issued upon reinvestment of dividends and distributions:
Class A	258,982	423,219
Class C	154,018	295,329
Class R	3,339	4,288
Institutional Class	203,096	331,025

	6,811,496	12,772,294

Shares redeemed:
Class A	(2,184,913)	(6,290,900)
Class C	(2,134,756)	(6,895,030)
Class R	(75,572)	(132,046)
Institutional Class	(2,749,789)	(4,406,185)

	(7,145,030)	(17,724,161)

Net decrease	(333,534)	(4,951,867)

Notes to financial statements

Delaware Wealth Builder Fund

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and the “Statements of changes in net assets.” For the six months ended May 31, 2018 and the year ended Nov. 30, 2017, the Fund had the following exchange transactions.

	Exchange Redemptions		Exchange Subscriptions
				Institutional
	Class A Shares	Class C Shares	Class A Shares	Class Shares	Value
Six months ended 5/31/18	12,246	71,652	2,873	83,995	$1,272,159
Year ended 11/30/17	1,609,809	119,691	10,386	1,718,180	24,317,380

5. Fund Merger

As of the close of business on Dec. 15, 2017, the Fund acquired all of the assets and liabilities of Delaware Foundation Growth Allocation Fund (“Acquired Fund”), an open-end investment company, in exchange for the shares of Delaware Wealth Builder Fund (“Acquiring Fund”) pursuant to a Plan and Agreement of Reorganization (“Reorganization”). For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value. The shareholders of the Acquired Fund received shares of the respective class of the Acquiring Fund equal to the aggregate net asset value of their shares in the Acquired Fund by a taxable exchange prior to the Reorganization, as shown in the following table:

	Acquired Fund Shares Outstanding	Shares Converted to Acquiring Fund	Acquired Fund Net Assets	Conversion Ratio
Class A	3,642,448	2,344,699	$34,209,151	0.644
Class C	1,167,237	725,393	10,597,997	0.621
Class R	205,030	130,757	1,907,750	0.638
Institutional Class	507,236	328,897	4,798,603	0.648

The net assets of the Acquiring Fund before the acquisition were $687,884,216. The net assets of the Acquiring Fund immediately following the acquisition were $739,397,717.

If the acquisition had been completed on Dec. 1, 2017, the beginning of the Acquiring Fund’s reporting period, the Acquiring Fund’s pro forma results of operations for the six months ended May 31, 2018, would have been as follows (unaudited):

Net investment income	$7,986,830	(a)
Net realized gain	31,489,199	(b)
Net change in unrealized appreciation (depreciation)	(29,614,061	) (c)

Net increase in net assets resulting from operations	$9,861,968

(a)$7,383,079, as reported in the Statement of operations, plus $603,751 net investment income from Delaware Foundation Growth Allocation Fund pre-merger.

(b)$27,036,434, as reported in the Statement of operations, plus $4,452,765 net realized gain from Delaware Foundation Growth Allocation Fund pre-merger.

(c)$(30,828,534), as reported in the Statement of operations, plus $1,214,473 net change in unrealized appreciation (depreciation) from Delaware Foundation Growth Allocation Fund pre-merger.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s Statement of operations since Dec. 18, 2017.

6. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $155,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is generally allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 5, 2018.

The Fund had no amounts outstanding as of May 31, 2018, or at any time during the period then ended.

7. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is

Notes to financial statements

Delaware Wealth Builder Fund

7. Derivatives (continued)

recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended May 31, 2018, the Fund entered into foreign currency exchange contracts to fix the US dollar value of a security between trade date and settlement date.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At May 31, 2018, the Fund posted $877,000 in cash as margin for open futures contracts, which is included in “Cash collateral due from broker” on the “Statement of assets and liabilities.”

During the six months ended May 31, 2018, the Fund used futures contracts to hedge currency risks associated with the Fund’s investments.

Options Contracts — The Fund may enter into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. There were no open written option contracts at May 31, 2018.

During the six months ended May 31, 2018, the Fund used options contracts to receive premiums for writing options.

Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended May 31, 2018, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A

Notes to financial statements

Delaware Wealth Builder Fund

7. Derivatives (continued)

realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for central cleared CDS basket trades, as determined by the applicable central counterparty. During the six months ended May 31, 2018, the Fund did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended May 31, 2018, the Fund used CDS contracts to hedge against credit events.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

At May 31, 2018, the Fund posted $1,208,817 in cash collateral for open centrally cleared CDS contracts, which is included in “Cash collateral due from broker” on the “Statement of assets and liabilities.”

Fair values of derivative instruments as of May 31, 2018 were as follows:

	Asset Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Equity Contracts	Credit Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$1,151	$—	$—	$1,151
Variation margin due from broker on centrally cleared credit default swap contracts	—	—	9,274	9,274
Variation margin due from broker on futures contracts	—	626,201		626,201

Total	$1,151	$626,201	$9,274	$636,626

Statements of Assets and Liabilities Location	Liability Derivatives Fair Value Credit Contracts
Unrealized depreciation on foreign currency exchange contracts	$4,993

*Includes cumulative appreciation/depreciation of futures contracts from the date the contracts were opened through May 31, 2018. Only current day variation margin is reported on the “Statement of assets and liabilities.

The effect of derivative instruments on the ”Statement of operations“ for the six months ended May 31, 2018 was as follows:

	Net Realized Gain (Loss) on:

	Foreign Currency Exchange Contracts	Futures Contracts	Options Written	Swap Contracts	Total
Currency contracts	$(16,227)	$—	$—	$—	$(16,227)
Equity contracts	—	(1,470,579)	355	—	(1,470,224)
Credit contracts	—	—	—	(273,647)	(273,647)

Total	$(16,227)	$(1,470,579)	$355	$(273,647)	$(1,760,098)

	Net Change in Unrealized Appreciation (Depreciation) of:

	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$(3,842)	$—	$—	$(3,842)
Equity contracts	—	1,566,062	—	1,566,062
Credit contracts	—	—	117,346	117,346

Total	$(3,842)	$1,566,062	$117,346	$1,679,566

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended May 31, 2018.

	Long Derivatives Volume	Short Derivatives Volume
Foreign currency exchange contracts (average cost)	$308,062	$904,661
Futures contracts (average notional value)	—	18,338,797
Options contracts (average notional value)	—	29
CDS contracts (average notional value)*	9,629,960	—

*Long represents buying protection and short represents selling protection.

Notes to financial statements

Delaware Wealth Builder Fund

8. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the ”Statement of assets and liabilities.“

At May 31, 2018, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty		Gross Value of Derivative Asset		Gross Value of Derivative Liability		Net Position
BNY Mellon		$ 1,151		$(4,993)		$(3,842)
Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
BNY Mellon	$(3,842)	$ —	$ —	$ —	$ —	$(3,842)

Master Repurchase Agreements

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral. The liability reflects the Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of May 31, 2018, the following table is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$5,666,265	$(5,666,265)	$—	$(5,666,265)	$—
Bank of Montreal	16,998,794	(16,998,794)	—	(16,998,794)	—
BNP Paribas	18,878,351	(18,878,351)	—	(18,878,351)	—

Total	$41,543,410	$(41,543,410)	$—	$(41,543,410)	$—

(a)The value of the related collateral received exceeded the value of the repurchase agreements as of May 31, 2018.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

9. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the

Notes to financial statements

Delaware Wealth Builder Fund

9. Securities Lending (continued)

collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended May 31, 2018, the Fund had no securities out on loan.

10. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2018. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. The Fund also invests in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Fund will limit its investments in Real Estate Limited Partnerships to 5% of its total assets at the time of purchase.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn

Notes to financial statements

Delaware Wealth Builder Fund

10. Credit and Market Risk (continued)

portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and restricted securities held by the Fund have been identified on the ”Schedule of investments.“ Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. General Motors Term Loan Litigation

The Fund received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Fund in 2009. We believe the matter subject to the litigation notice may lead to a recovery from the Fund of certain amounts received by the Fund because a US Court of Appeals has ruled that the Fund and similarly situated investors were unsecured creditors rather than secured lenders of G.M. as a result of an erroneous Uniform Commercial Code filing made by a third party. The Fund received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon the court ruling the estate is seeking to recover such amounts arguing that, as unsecured creditors, the Fund should not have received payment in full. Based upon currently available information related to the litigation and the Fund’s potential exposure, the Fund recorded a contingent liability of $901,538 and an asset of $270,461 based on the expected recoveries to unsecured creditors as of May 31, 2018 that resulted in a net decrease in the Fund’s NAV to reflect this potential recovery.

13. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2018, that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)

Delaware Wealth Builder Fund

Board consideration of sub-advisory agreements for Delaware Wealth Builder Fund at a meeting held May 16-17, 2018

At a meeting held on May 16-17, 2018, the Board of Trustees of Delaware Group® Equity Funds V, including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and each of Macquarie Investment Management Global Limited (“MIMGL”) and Macquarie Funds Management Hong Kong (“MFMHK”) for Delaware Wealth Builder Fund (the “Fund”). MIMGL and MFMHK may also be referenced as “sub-advisor(s)” below.

In reaching the decision to approve the Sub-Advisory Agreements, the Board considered and reviewed information about each of MIMGL and MFMHK, including its personnel, operations, and financial condition, which had been provided by MIMGL and MFMHK, respectively. The Board also reviewed material furnished by DMC, including: a memorandum from DMC reviewing the Sub-Advisory Agreements and the various services proposed to be rendered by MIMGL and MFMHK; information concerning MIMGL’s and MFMHK’s organizational structure and the experience of their key investment management personnel; copies of MIMGL’s and MFMHK’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMGL and MFMHK; and a copy of the Sub-Advisory Agreements.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. The materials prepared by Management in connection with the approval of the Sub-Advisory Agreements were sent to the Independent Trustees in advance of the meeting. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, quality, and extent of services. The Board considered the nature, quality, and extent of services that MIMGL and MFMHK each would provide as a sub-advisor to the Fund. The Trustees considered the investment process to be employed by MIMGL and MFMHK in connection with DMC’s collaboration with MIMGL and MFMHK in managing the Fund, and the qualifications and experience of MIMGL and MFMHK’s equity teams with regard to implementing the Fund’s investment mandate. The Board considered MIMGL and MFMHK’s organization, personnel, and operations. The Trustees also considered Management’s review and recommendation process with respect to MIMGL and MFMHK, and Management’s favorable assessment as to the nature, quality, and extent of the sub-advisory services expected to be provided by MIMGL and MFMHK to the Fund. Based on their consideration and review of the foregoing factors, the Board concluded that the nature, quality, and extent of the sub-advisory services to be provided by MIMGL and MFMHK, as well as MIMGL and MFMHK’s ability to render such services based on its experience, organization and resources, were appropriate for the Fund, in light of the Fund’s investment objective, strategies, and policies.

In discussing the nature of the services proposed to be provided by the sub-advisors, several Board members observed that, unlike traditional sub-advisors, who make the investment-related decisions with respect to the sub-advised portfolio, the relationship contemplated in this case is limited to access to the additional quantitative investment resources, related technology support, and trading capabilities of MIMGL and MFMHK.

Sub-advisory fees. The Board considered that DMC would not pay MIMGL and MFMHK fees in conjunction with the services that would be rendered to the sub-advised Fund. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between the advisor and sub-advisors, the proposed fee arrangement was understandable and reasonable.

Investment performance. In evaluating performance, the Board considered that MIMGL and MFMHK would provide trade execution support, but that DMC’s portfolio managers for the Fund would retain portfolio management discretion over the Fund.

Economies of scale and fall-out benefits. The Board considered whether the proposed fee arrangement would reflect economies of scale for the benefit of Fund investors as assets in the Fund increased, as applicable. The Board also considered that DMC and its affiliates may benefit by leveraging the global resources of its affiliates.

About the organization

Board of trustees
Shawn K. Lytle	Ann D. Borowiec	John A. Fry	Frances A.
President and	Former Chief Executive	President	Sevilla-Sacasa
Chief Executive Officer	Officer	Drexel University	Former Chief Executive
Delaware Funds®	Private Wealth Management	Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer	Officer
by Macquarie	J.P. Morgan Chase & Co.		Banco Itaú International
Philadelphia, PA	New York, NY		Miami, FL
Thomas L. Bennett	Joseph W. Chow		Thomas K. Whitford
Chairman of the Board	Former Executive Vice	Assurant, Inc.	Former Vice Chairman
Delaware Funds	President	New York, NY	PNC Financial Services Group
by Macquarie	State Street Corporation		Pittsburgh, PA
Private Investor Rosemont, PA	Boston, MA		Janet L. Yeomans
Former Vice President and
Treasurer
3M Company
St. Paul, MN
Affiliated officers
David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Wealth Builder Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

US equity mutual fund

Delaware Small Cap Core Fund

May 31, 2018

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Small Cap Core Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following registered investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Limited, Macquarie Investment Management Europe Limited, and Macquarie Capital Investment Management LLC.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of May 31, 2018, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2018 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from December 1, 2017 to May 31, 2018 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec. 1, 2017 to May 31, 2018.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from December 1, 2017 to May 31, 2018 (Unaudited)

Delaware Small Cap Core Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	Annualized Expense Ratio	Expenses Paid During Period 12/1/17 to 5/31/18*

Actual Fund return†
Class A	$1,000.00	$1,058.10	1.13%	$5.80
Class C	1,000.00	1,053.80	1.88%	9.63
Class R	1,000.00	1,056.90	1.38%	7.08
Institutional Class	1,000.00	1,059.50	0.88%	4.52
Class R6	1,000.00	1,060.40	0.75%	3.85
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.30	1.13%	$5.69
Class C	1,000.00	1,015.56	1.88%	9.45
Class R	1,000.00	1,018.05	1.38%	6.94
Institutional Class	1,000.00	1,020.54	0.88%	4.43
Class R6	1,000.00	1,021.19	0.75%	3.78

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocation and

top 10 equity holdings

Delaware Small Cap Core Fund	As of May 31, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets

Common Stock	97.64%
Basic Materials	8.22%
Business Services	5.61%
Capital Goods	9.58%
Communications Services	1.46%
Consumer Discretionary	3.49%
Consumer Services	2.55%
Consumer Staples	1.43%
Credit Cyclicals	0.73%
Energy	4.13%
Financials	18.87%
Healthcare	16.38%
Real Estate Investment Trusts	6.49%
Technology	14.94%
Transportation	0.72%
Utilities	3.04%

Short-Term Investments	2.72%

Total Value of Securities	100.36%

Liabilities Net of Receivables and Other Assets	(0.36%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets

GrubHub	1.62%
Steven Madden	1.42%
Proofpoint	1.34%
Continental Building Products	1.32%
SRC Energy	1.26%
Quidel	1.25%
WNS Holdings ADR	1.19%
Neenah	1.17%
Ligand Pharmaceuticals Class B	1.15%
Encompass Health	1.14%

3

Schedule of investments
Delaware Small Cap Core Fund	May 31, 2018 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 97.64%

Basic Materials – 8.22%
Balchem	173,900	$16,769,177
Boise Cascade	827,665	39,479,621
Continental Building Products †	1,517,599	45,907,370
Kaiser Aluminum	331,200	36,518,112
Minerals Technologies	479,100	34,974,300
Neenah	498,663	40,466,502
Quaker Chemical	181,600	27,757,560
Venator Materials †	601,100	10,591,382
Worthington Industries	683,200	32,759,440

		285,223,464

Business Services – 5.61%
ABM Industries	908,779	25,863,850
ASGN †	346,300	26,665,100
Casella Waste Systems †	1,201,230	28,325,003
Convergys	484,000	11,441,760
Kforce	835,470	28,113,566
Navigant Consulting †	861,300	20,981,268
US Ecology	569,727	34,525,456
WageWorks †	393,651	18,678,740

		194,594,743

Capital Goods – 9.58%
AAON	15,745	480,223
Applied Industrial Technologies	461,540	32,192,415
Barnes Group	534,232	31,744,065
Belden	388,500	21,468,510
Columbus McKinnon	730,882	30,280,441
ESCO Technologies	401,310	22,513,491
Federal Signal	1,134,800	27,110,372
Granite Construction	471,341	26,805,163
Kadant	329,238	32,117,167
KLX †	307,900	22,732,257
MasTec †	236,600	11,037,390
MYR Group †	742,300	28,979,392
Tetra Tech	603,800	33,178,810
Woodward	154,900	11,736,773

		332,376,469

Communications Services – 1.46%
ATN International	446,144	24,015,932
InterXion Holding †	419,691	26,801,467

		50,817,399

Consumer Discretionary – 3.49%
American Eagle Outfitters	733,600	16,285,920

4

	Number of shares	Value (US $)

Common Stock (continued)

Consumer Discretionary (continued)
Five Below †	348,800	$24,663,648
Malibu Boats Class A †	726,468	31,150,948
Steven Madden	930,950	49,200,708

		121,301,224

Consumer Services – 2.55%
Cheesecake Factory	518,200	26,847,942
Chuy’s Holdings †	590,300	17,384,335
Del Frisco’s Restaurant Group †	583,200	7,727,400
Hawaiian Holdings	306,682	11,347,234
Jack in the Box	313,641	25,301,419

		88,608,330

Consumer Staples – 1.43%
J&J Snack Foods	197,914	28,028,581
Prestige Brands Holdings †	647,300	21,639,239

		49,667,820

Credit Cyclicals – 0.73%
Tenneco	570,200	25,191,436

		25,191,436

Energy – 4.13%
Carrizo Oil & Gas †	1,364,400	34,464,744
Keane Group †	1,300,200	19,047,930
Pioneer Energy Services †	2,929,300	16,111,150
SRC Energy †	3,374,800	43,669,912
Superior Energy Services †	1,214,687	13,276,529
US Silica Holdings	544,100	16,829,013

		143,399,278

Financials – 18.87%
American Equity Investment Life Holding	669,900	23,741,256
Bryn Mawr Bank	282,859	13,280,230
CenterState Bank	676,300	20,796,225
City Holding	248,435	18,456,236
CoBiz Financial	842,254	18,799,109
Essent Group †	802,000	27,508,600
Evercore Class A	333,300	34,796,520
FCB Financial Holdings Class A †	418,600	25,513,670
First Bancorp	514,755	21,418,956
First Financial Bancorp	780,873	24,558,456
First Interstate BancSystem	650,600	28,398,690
Great Western Bancorp	810,900	35,347,131
Hope Bancorp	1,553,780	27,952,502
Houlihan Lokey	164,435	8,039,227
Independent Bank	269,200	21,091,820

5

Schedule of investments

Delaware Small Cap Core Fund

	Number of shares	Value (US $)

Common Stock (continued)

Financials (continued)
Independent Bank Group	323,900	$24,373,475
Infinity Property & Casualty	166,800	24,135,960
MGIC Investment †	2,716,900	28,228,591
Old National Bancorp	1,466,600	26,325,470
Primerica	311,300	30,616,355
Selective Insurance Group	479,300	27,248,205
Sterling Bancorp	1,300,700	31,932,185
Stifel Financial	516,200	30,352,560
Umpqua Holdings	1,201,000	28,271,540
United Bankshares	552,609	20,142,598
WSFS Financial	645,161	33,774,178

		655,099,745

Healthcare – 16.38%
Adamas Pharmaceuticals †	876,100	25,091,504
Catalent †	753,600	29,586,336
Clovis Oncology †	461,400	21,667,344
CONMED	518,040	35,563,446
CryoLife †	1,239,493	34,148,032
Encompass Health	611,200	39,575,200
Exact Sciences †	638,700	38,028,198
Ligand Pharmaceuticals Class B †	206,900	39,772,387
Medicines †	771,800	26,133,148
Merit Medical Systems †	719,187	36,894,293
Natera †	1,136,233	13,248,477
NuVasive †	369,200	18,925,192
Puma Biotechnology †	243,000	12,866,850
Quidel †	692,600	43,426,020
Repligen †	740,400	32,340,672
Retrophin †	1,085,700	30,410,457
Spark Therapeutics †	265,900	21,216,161
Spectrum Pharmaceuticals †	436,200	8,414,298
Vanda Pharmaceuticals †	1,695,500	29,840,800
Wright Medical Group †	1,258,000	31,399,680

		568,548,495

Real Estate Investment Trusts – 6.49%
Armada Hoffler Properties	758,500	10,922,400
Cousins Properties	969,200	9,129,864
EastGroup Properties	293,100	27,325,713
First Industrial Realty Trust	1,096,500	36,107,745
Gramercy Property Trust	926,466	25,542,668
Kite Realty Group Trust	1,758,700	27,594,003
Mack-Cali Realty	1,267,900	25,066,383

6

	Number of shares	Value (US $)

Common Stock (continued)

Real Estate Investment Trusts (continued)
Pebblebrook Hotel Trust	784,700	$32,031,454
Ramco-Gershenson Properties Trust	2,569,500	31,604,850

		225,325,080

Technology – 14.94%
Anixter International †	314,550	19,266,187
Apptio Class A †	538,815	17,797,059
Brooks Automation	915,700	29,925,076
ExlService Holdings †	508,590	28,831,967
GrubHub †	523,200	56,092,272
II-VI †	632,300	27,789,585
j2 Global	384,700	32,484,068
KeyW Holding †	740,200	6,994,890
MACOM Technology Solutions Holdings †	272,304	6,140,455
MaxLinear Class A †	1,338,300	24,557,805
NETGEAR †	423,310	25,589,090
Paycom Software †	257,800	27,190,166
Plantronics	347,420	25,309,547
Proofpoint †	397,000	46,405,330
Q2 Holdings †	464,600	26,551,890
Semtech †	712,600	34,489,840
Silicon Laboratories †	255,500	26,980,800
WNS Holdings ADR †	804,998	41,167,598
Yelp †	354,900	15,207,465

		518,771,090

Transportation – 0.72%
Knight-Swift Transportation Holdings	615,864	25,053,348

		25,053,348

Utilities – 3.04%
NorthWestern	668,200	36,403,536
South Jersey Industries	1,047,800	34,703,136
Spire	484,800	34,542,000

		105,648,672

Total Common Stock (cost $2,849,602,628)		3,389,626,593

7

Schedule of investments

Delaware Small Cap Core Fund

	Principal amount°	Value (US $)

Short-Term Investments – 2.72%

Discount Note – 0.53%≠
Federal Home Loan Bank 1.48% 6/1/18	18,235,697	$18,235,697

		18,235,697

Repurchase Agreements – 2.19%
Bank of America Merrill Lynch 1.70%, dated 5/31/18, to be repurchased on 6/1/18, repurchase price $10,377,896 (collateralized by US government obligations 0.00%–0.875% 4/15/19–11/15/45; market value $10,584,961)	10,377,406	10,377,406
Bank of Montreal 1.65%, dated 5/31/18, to be repurchased on 6/1/18, repurchase price $31,133,646 (collateralized by US government obligations 0.00%–3.625% 7/19/18–5/15/47; market value $31,754,873)	31,132,219	31,132,219
BNP Paribas 1.75%, dated 5/31/18, to be repurchased on 6/1/18, repurchase price $34,576,189 (collateralized by US government obligations 0.00%–3.625% 10/31/18–2/15/46; market value $35,265,998)	34,574,508	34,574,508

		76,084,133

Total Short-Term Investments (cost $94,319,830)		94,319,830

Total Value of Securities – 100.36% (cost $2,943,922,458)		$3,483,946,423

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

†	Non-income producing security.

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

8

Statement of assets and liabilities
Delaware Small Cap Core Fund	May 31, 2018 (Unaudited)

Assets:
Investments, at value[1]	$3,483,946,423
Cash	137,030
Receivable for fund shares sold	53,374,002
Receivable for securities sold	3,093,891
Dividends and interest receivable	1,700,279

Total assets	3,542,251,625

Liabilities:
Payable for securities purchased	62,901,216
Payable for fund shares redeemed	4,791,587
Investment management fees payable to affiliates	1,867,939
Other accrued expenses	748,018
Distribution fees payable to affiliates	220,374
Dividend disbursing and transfer agent fees and expenses payable to affiliates	54,940
Audit and tax fees payable	47,105
Trustees’ fees and expenses payable to affiliates	18,280
Accounting and administration expenses payable to affiliates	11,027
Legal fees payable to affiliates	5,375
Reports and statements to shareholders expenses payable to affiliates	2,528

Total liabilities	70,668,389

Total Net Assets	$3,471,583,236

Net Assets Consist of:
Paid-in capital	$2,858,498,180
Distributions in excess of net investment income	(355,233)
Accumulated net realized gain on investments	73,416,324
Net unrealized appreciation of investments	540,023,965

Total Net Assets	$3,471,583,236

9

Statement of assets and liabilities

Delaware Small Cap Core Fund

Net Asset Value
Class A:
Net assets	$324,701,685
Shares of beneficial interest outstanding, unlimited authorization, no par	12,892,020
Net asset value per share	$25.19
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$26.73

Class C:
Net assets	$168,226,235
Shares of beneficial interest outstanding, unlimited authorization, no par	7,442,338
Net asset value per share	$22.60

Class R:
Net assets	$32,302,975
Shares of beneficial interest outstanding, unlimited authorization, no par	1,324,642
Net asset value per share	$24.39

Institutional Class:
Net assets	$2,549,975,632
Shares of beneficial interest outstanding, unlimited authorization, no par	98,923,814
Net asset value per share	$25.78

Class R6:
Net assets	$396,376,709
Shares of beneficial interest outstanding, unlimited authorization, no par	15,365,878
Net asset value per share	$25.80

[1] Investments, at cost	$2,943,922,458

See accompanying notes, which are an integral part of the financial statements.

10

Statement of operations
Delaware Small Cap Core Fund	Six months ended May 31, 2018 (Unaudited)

Investment Income:
Dividends	$15,965,267
Interest	549,702

16,514,969

Expenses:
Management fees	10,188,941
Dividend disbursing and transfer agent fees and expenses	2,293,484
Distribution expenses — Class A	391,548
Distribution expenses — Class C	783,288
Distribution expenses — Class R	80,379
Accounting and administration expenses	288,469
Registration fees	180,275
Legal fees	94,573
Reports and statements to shareholders expenses	92,118
Trustees’ fees and expenses	70,355
Custodian fees	49,747
Audit and tax fees	17,501
Other	33,439

14,564,117
Less expenses paid indirectly	(2,803)

Total operating expenses	14,561,314

Net Investment Income	1,953,655

Net Realized and Unrealized Gain:
Net realized gain on investments	81,472,278
Net change in unrealized appreciation (depreciation) of investments	102,466,490

Net Realized and Unrealized Gain	183,938,768

Net Increase in Net Assets Resulting from Operations	$185,892,423

See accompanying notes, which are an integral part of the financial statements.

11

Statements of changes in net assets

Delaware Small Cap Core Fund

	Six months ended 5/31/18 (Unaudited)	Year ended 11/30/17

Increase in Net Assets from Operations:
Net investment income	$1,953,655	$620,251
Net realized gain	81,472,278	207,474,687
Net change in unrealized appreciation (depreciation)	102,466,490	170,832,691

Net increase in net assets resulting from operations	185,892,423	378,927,629

Dividends and Distributions to Shareholders from:
Net investment income:
Institutional Class	(2,192,888)	(849,453)
Class R6	(116,000)	(2,555)

Net realized gain:
Class A	(24,118,584)	(3,903,942)
Class C	(12,756,943)	(1,510,740)
Class R	(2,553,434)	(346,986)
Institutional Class	(168,589,255)	(13,534,547)
Class R6	(3,843,994)	(16,503)

	(214,171,098)	(20,164,726)

Capital Share Transactions:
Proceeds from shares sold:
Class A	58,748,855	161,876,763
Class C	22,657,257	44,410,670
Class R	4,217,341	6,940,237
Institutional Class	637,615,469	1,456,982,329
Class R6	347,648,620	52,674,963

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	23,939,316	3,749,448
Class C	12,623,788	1,476,159
Class R	2,553,432	346,986
Institutional Class	138,241,898	11,069,889
Class R6	3,959,994	19,058

	1,252,205,970	1,739,546,502

12

	Six months ended 5/31/18 (Unaudited)	Year ended 11/30/17

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(76,724,779)	$(246,287,634)
Class C	(17,761,551)	(37,650,829)
Class R	(6,695,162)	(10,179,818)
Institutional Class	(471,900,478)	(745,224,675)
Class R6	(17,077,876)	(8,942,832)

	(590,159,846)	(1,048,285,788)

Increase in net assets derived from capital share transactions	662,046,124	691,260,714

Net Increase in Net Assets	633,767,449	1,050,023,617

Net Assets:
Beginning of period	2,837,815,787	1,787,792,170

End of period	$3,471,583,236	$2,837,815,787

Distributions in excess of net investment income	$(355,233)	$—

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights

Delaware Small Cap Core Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.
[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended May 31, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

14

Six months ended 5/31/18[1]		Year ended
(Unaudited)		11/30/17	11/30/16	11/30/15	11/30/14	11/30/13
$ 25.74		$22.23	$20.32	$20.43	$19.54	$13.56

(0.01)		(0.03)	(0.02)	(0.04)	(0.06)	(0.04)
1.38		3.78	2.52	1.01	1.45	6.03

1.37		3.75	2.50	0.97	1.39	5.99

—		—	—	—	—	(0.01)
(1.92)		(0.24)	(0.59)	(1.08)	(0.50)	—

(1.92)		(0.24)	(0.59)	(1.08)	(0.50)	(0.01)

$ 25.19		$25.74	$22.23	$20.32	$20.43	$19.54

5.81%		17.02%	12.86%	4.86%	7.28%	44.21%

$324,701		$324,710	$358,054	$266,427	$136,070	$69,386
1.13%		1.18%	1.24%	1.28%	1.32%	1.31%
1.13%		1.18%	1.24%	1.28%	1.32%	1.35%
(0.05%	)	(0.12% )	(0.09% )	(0.22% )	(0.30% )	(0.22% )
(0.05%	)	(0.12% )	(0.09% )	(0.22% )	(0.30% )	(0.26% )
11%		54%	43%	38%	30%	38%

15

Financial highlights

Delaware Small Cap Core Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain

Total from investment operations

Less dividends and distributions from:
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment loss to average net assets[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended May 31, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended 5/31/18[1]	Year ended
(Unaudited)	11/30/17	11/30/16	11/30/15	11/30/14	11/30/13
$ 23.38	$20.36	$18.80	$19.11	$18.45	$12.89

(0.09)	(0.19)	(0.15)	(0.18)	(0.19)	(0.15)
1.23	3.45	2.30	0.95	1.35	5.71

1.14	3.26	2.15	0.77	1.16	5.56

(1.92)	(0.24)	(0.59)	(1.08)	(0.50)	—

(1.92)	(0.24)	(0.59)	(1.08)	(0.50)	—

$ 22.60	$23.38	$20.36	$18.80	$19.11	$18.45

5.38%	16.17%	12.01%	4.11%	6.44%	43.14%

$168,226	$154,837	$126,787	$99,019	$51,923	$25,828
1.88%	1.93%	1.99%	2.03%	2.07%	2.06%
(0.80% )	(0.87% )	(0.84% )	(0.97% )	(1.05% )	(0.97%	)
11%	54%	43%	38%	30%	38%

17

Financial highlights

Delaware Small Cap Core Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain

Total from investment operations

Less dividends and distributions from:
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:

Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.
[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended May 31, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended 5/31/18[1]	Year ended
(Unaudited)	11/30/17	11/30/16	11/30/15	11/30/14	11/30/13
$ 25.01	$21.66	$19.86	$20.04	$19.22	$13.36

(0.03)	(0.08)	(0.06)	(0.09)	(0.11)	(0.08)
1.33	3.67	2.45	0.99	1.43	5.94

1.30	3.59	2.39	0.90	1.32	5.86

(1.92)	(0.24)	(0.59)	(1.08)	(0.50)	—

(1.92)	(0.24)	(0.59)	(1.08)	(0.50)	—

$ 24.39	$25.01	$21.66	$19.86	$20.04	$19.22

5.69%	16.73%	12.60%	4.60%	7.03%	43.86%

$32,303	$33,112	$31,416	$28,178	$15,833	$12,785
1.38%	1.43%	1.49%	1.53%	1.57%	1.56%
1.38%	1.43%	1.49%	1.53%	1.57%	1.64%
(0.30%)	(0.37% )	(0.34% )	(0.47% )	(0.55% )	(0.47%	)
(0.30%)	(0.37% )	(0.34% )	(0.47% )	(0.55% )	(0.55%	)
11%	54%	43%	38%	30%	38%

19

Financial highlights

Delaware Small Cap Core Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income (loss) to average net assets[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended May 31, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended 5/31/18[1]	Year ended
(Unaudited)	11/30/17	11/30/16	11/30/15	11/30/14	11/30/13
$ 26.29	$22.66	$20.65	$20.69	$19.74	$13.69

0.02	0.03	0.03	0.01	(0.01)	0.01
1.42	3.86	2.57	1.03	1.46	6.08

1.44	3.89	2.60	1.04	1.45	6.09

(0.03)	(0.02)	—	—	—	(0.04)
(1.92)	(0.24)	(0.59)	(1.08)	(0.50)	—

(1.95)	(0.26)	(0.59)	(1.08)	(0.50)	(0.04)

$ 25.78	$26.29	$22.66	$20.65	$20.69	$19.74

5.95%	17.31%	13.15%	5.15%	7.51%	44.64%

$2,549,976	$2,275,563	$1,271,533	$620,220	$224,771	$81,858
0.88%	0.93%	0.99%	1.03%	1.07%	1.06%
0.20%	0.13%	0.16%	0.03%	(0.05% )	0.03%
11%	54%	43%	38%	30%	38%

21

Financial highlights

Delaware Small Cap Core Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 5/31/18[1] (Unaudited)	Year ended 11/30/17	5/2/16[2] to 11/30/16

Net asset value, beginning of period	$26.32	$22.68	$19.09

Income from investment operations:
Net investment income[3]	0.04	0.06	0.03
Net realized and unrealized gain	1.42	3.86	3.56

Total from investment operations	1.46	3.92	3.59

Less dividends and distributions from:
Net investment income	(0.06)	(0.04)	—
Net realized gain	(1.92)	(0.24)	—

Total dividends and distributions	(1.98)	(0.28)	—

Net asset value, end of period	$25.80	$26.32	$22.68

Total return[4]	6.04%	17.45%	18.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$396,377	$49,594	$2
Ratio of expenses to average net assets[5]	0.75%	0.79%	0.82%
Ratio of net investment income to average net assets[5]	0.33%	0.27%	0.29%
Portfolio turnover	11%	54%	43%[6]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended May 31, 2018 are reflected on the “Statement of operations.”
[6]	Portfolio turnover is representative of the Fund for the entire year ended Nov. 30, 2016.

See accompanying notes, which are an integral part of the financial statements.

22

Notes to financial statements
Delaware Small Cap Core Fund	May 31, 2018 (Unaudited)

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Wealth Builder Fund, Delaware Small Cap Core Fund, and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Core Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended May 31, 2018 and for all open tax years (years ended Nov. 30, 2015–Nov. 30, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and

23

Notes to financial statements

Delaware Small Cap Core Fund

1. Significant Accounting Policies (continued)

penalties in other expenses on the “Statement of operations.” During the six months ended May 31, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares are not allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or financial intermediaries.

Repurchase Agreements – The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 31, 2018, and matured on the next business day.

Use of Estimates – The Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included on the “Statement of operations” under “Net realized gain on investments.” In general, best execution refers to many factors, including the price paid or received for a security, the

24

commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended May 31, 2018.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement is included on the “Statement of operations” under “Custodian fees” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2018, the Fund earned $923 under this arrangement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2018, the Fund earned $1,880 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. For the six months ended May 31, 2018, the Fund was charged $59,944 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the transfer agent agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2018, the Fund was charged $298,355 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the

25

Notes to financial statements

Delaware Small Cap Core Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. The fees are calculated daily and paid monthly. Institutional Class shares and Class R6 shares pay no 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended May 31, 2018, the Fund was charged $34,355 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended May 31, 2018, DDLP earned $48,069 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2018, DDLP received gross CDSC commissions of $50 and $8,431, on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$768,860,933
Sales	323,290,205

At May 31, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2018, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$2,943,922,458

Aggregate unrealized appreciation of investments	$652,155,249
Aggregate unrealized depreciation of investments	(112,131,284)

Net unrealized appreciation of investments	$540,023,965

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current

26

market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2018:

	Level 1	Level 2	Total
Securities
Assets:
Common Stock	$3,389,626,593	$—	$3,389,626,593
Short-Term Investments	—	94,319,830	94,319,830

Total Value of Securities	$3,389,626,593	$94,319,830	$3,483,946,423

27

Notes to financial statements

Delaware Small Cap Core Fund

3. Investments (continued)

During the six months ended May 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended May 31, 2018, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended	Year ended
	5/31/18	11/30/17
Shares sold:
Class A	2,440,890	6,976,702
Class C	1,045,317	2,100,726
Class R	179,333	306,291
Institutional Class	25,801,103	61,332,627
Class R6	14,009,973	2,255,245

Shares issued upon reinvestment of dividends and distributions:
Class A	1,011,807	167,249
Class C	592,386	71,973
Class R	111,309	15,887
Institutional Class	5,714,836	484,462
Class R6	163,636	834

	51,070,590	73,711,996

Shares redeemed:
Class A	(3,177,826)	(10,631,863)
Class C	(819,271)	(1,774,799)
Class R	(290,068)	(448,362)
Institutional Class	(19,154,720)	(31,365,381)
Class R6	(691,716)	(372,199)

	(24,133,601)	(44,592,604)

Net increase	26,936,989	29,119,392

28

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table on the previous page and on the “Statements of changes in net assets.” For the six months ended May 31, 2018 and the year ended Nov. 30, 2017, the Fund had the following exchange transactions.

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class	Class R6
	Shares	Shares	Shares	Shares	Shares	Shares	Value
Six months ended 5/31/18	10,290	5,680	5	3,041	12,083	—	$363,217
Year ended 11/30/17	4,562,936	182,362	189,608	98	4,638,858	189,373	113,439,504

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $155,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is generally allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 5, 2018.

The Fund had no amounts outstanding as of May 31, 2018, or at any time during the period then ended.

29

Notes to financial statements

Delaware Small Cap Core Fund

6. Offsetting

Master Repurchase Agreements

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (each, an MRA). The MRA permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral. The liability reflects the Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of May 31, 2018, the following table is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:

		Fair Value of
	Repurchase	Non-Cash	Cash Collateral	Net Collateral
Counterparty	Agreements	Collateral Received(a)	Received	Received	Net Exposure(b)
Bank of America Merrill Lynch	$10,377,406	$(10,377,406)	$—	$(10,377,406)	$—
Bank of Montreal	31,132,219	(31,132,219)	—	(31,132,219)	—
BNP Paribas	34,574,508	(34,574,508)	—	(34,574,508)	—
Total	$76,084,133	$(76,084,133)	$—	$(76,084,133)	$—

(a)The value of the related collateral received exceeded the value of the repurchase agreements as of May 31, 2018.

(b)Net exposure represents the net receivable (payable) that would be due from (to) the counterparty in the event of default.

7. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

30

Cash collateral received by each fund is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations; commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended May 31, 2018, the Fund had no securities out on loan.

8. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2018. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated

31

Notes to financial statements

Delaware Small Cap Core Fund

8. Credit and Market Risk (continued)

under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2018, there were no Rule 144A securities held by the Fund. Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2018, that would require recognition or disclosure in the Fund’s financial statements.

32

Other Fund information

Delaware Small Cap Core Fund

Board consideration of sub-advisory agreements for Delaware Small Cap Core Fund at a meeting held May 16-17, 2018

At a meeting held on May 16-17, 2018, the Board of Trustees of Delaware Group® Equity Funds V, including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and each of Macquarie Investment Management Global Limited (“MIMGL”) and Macquarie Funds Management Hong Kong (“MFMHK”) for Delaware Small Cap Core Fund (the “Fund”). MIMGL and MFMHK may also be referenced as “sub-advisor(s)” below.

In reaching the decision to approve the Sub-Advisory Agreements, the Board considered and reviewed information about each of MIMGL and MFMHK, including its personnel, operations, and financial condition, which had been provided by MIMGL and MFMHK, respectively. The Board also reviewed material furnished by DMC, including: a memorandum from DMC reviewing the Sub-Advisory Agreements and the various services proposed to be rendered by MIMGL and MFMHK; information concerning MIMGL’s and MFMHK’s organizational structure and the experience of their key investment management personnel; copies of MIMGL’s and MFMHK’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMGL and MFMHK; and a copy of the Sub-Advisory Agreements.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. The materials prepared by Management in connection with the approval of the Sub-Advisory Agreements were sent to the Independent Trustees in advance of the meeting. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, quality, and extent of services. The Board considered the nature, quality, and extent of services that MIMGL and MFMHK each would provide as a sub-advisor to the Fund. The Trustees considered the investment process to be employed by MIMGL and MFMHK in connection with DMC’s collaboration with MIMGL and MFMHK in managing the Fund, and the qualifications and experience of MIMGL and MFMHK’s equity teams with regard to implementing the Fund’s investment mandate. The Board considered MIMGL and MFMHK’s organization, personnel, and operations. The Trustees also considered Management’s review and recommendation process with respect to MIMGL and MFMHK, and Management’s favorable assessment as to the nature, quality, and extent of the sub-advisory services expected to be provided by MIMGL and MFMHK to the Fund. Based on their consideration and review of the foregoing factors, the Board concluded that the nature, quality, and extent of the sub-advisory services to be provided by MIMGL and MFMHK, as well as MIMGL and MFMHK’s ability to render such services based on its experience, organization and resources, were appropriate for the Fund, in light of the Fund’s investment objective, strategies, and policies.

33

Other Fund information

Delaware Small Cap Core Fund

Board consideration of sub-advisory agreements for Delaware Small Cap Core Fund at a meeting held May 16-17, 2018 (continued)

In discussing the nature of the services proposed to be provided by the sub-advisors, several Board members observed that, unlike traditional sub-advisors, who make the investment-related decisions with respect to the sub-advised portfolio, the relationship contemplated in this case is limited to access to the additional quantitative investment resources, related technology support, and trading capabilities of MIMGL and MFMHK.

Sub-advisory fees. The Board considered that DMC would not pay MIMGL and MFMHK fees in conjunction with the services that would be rendered to the sub-advised Fund. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between the advisor and sub-advisors, the proposed fee arrangement was understandable and reasonable.

Investment performance. In evaluating performance, the Board considered that MIMGL and MFMHK would provide trade execution support, but that DMC’s portfolio managers for the Fund would retain portfolio management discretion over the Fund.

Economies of scale and fall-out benefits. The Board considered whether the proposed fee arrangement would reflect economies of scale for the benefit of Fund investors as assets in the Fund increased, as applicable. The Board also considered that DMC and its affiliates may benefit by leveraging the global resources of its affiliates.

34

About the organization

Board of trustees
Shawn K. Lytle	Ann D. Borowiec	John A. Fry	Frances A.
President and	Former Chief Executive	President	Sevilla-Sacasa
Chief Executive Officer	Officer	Drexel University	Former Chief Executive
Delaware Funds®	Private Wealth Management	Philadelphia, PA	Officer
by Macquarie	J.P. Morgan Chase & Co.	Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY	Banco Itaú International
Philadelphia, PA	New York, NY		Miami, FL
Thomas L. Bennett Chairman of the Board Delaware Funds by Macquarie Private Investor Rosemont, PA	Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA
Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Company
St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Small Cap Core Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

35

US equity mutual fund

Delaware Small Cap Value Fund

May 31, 2018

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Small Cap Value Fund at delawarefunds.com/literature.

Manage your account online

•	Check your account balance and transactions

•	View statements and tax forms

•	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following registered investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Limited, Macquarie Investment Management Europe Limited, and Macquarie Capital Investment Management LLC.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of May 31, 2018, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2018 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from December 1, 2017 to May 31, 2018 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec.1, 2017 to May 31, 2018.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from December 1, 2017 to May 31, 2018 (Unaudited)

Delaware Small Cap Value Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	Annualized Expense Ratio	Expenses Paid During Period 12/1/17 to 5/31/18*
Actual Fund return†
Class A	$1,000.00	$1,013.90	1.16%	$5.82
Class C	1,000.00	1,010.10	1.91%	9.57
Class R	1,000.00	1,012.70	1.41%	7.08
Institutional Class	1,000.00	1,015.20	0.91%	4.57
Class R6	1,000.00	1,016.20	0.73%	3.67
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.15	1.16%	$5.84
Class C	1,000.00	1,015.41	1.91%	9.60
Class R	1,000.00	1,017.90	1.41%	7.09
Institutional Class	1,000.00	1,020.39	0.91%	4.58
Class R6	1,000.00	1,021.29	0.73%	3.68

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies in which it invests (Underlying Funds), including business development corporations and exchange-traded funds. The table above does not reflect the expenses of the Underlying Funds.

2

Security type / sector allocation

and top 10 equity holdings

Delaware Small Cap Value Fund	As of May 31, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock²	97.12%
Basic Industry	8.32%
Business Services	1.01%
Capital Spending	8.25%
Consumer Cyclical	3.47%
Consumer Services	8.31%
Consumer Staples	2.27%
Energy	7.64%
Financial Services	28.56%
Healthcare	4.25%
Real Estate Investment Trusts	7.74%
Technology	12.64%
Transportation	2.10%
Utilities	2.56%
Short-Term Investments	3.02%
Total Value of Securities	100.14%
Liabilities Net of Receivables and Other Assets	(0.14%)
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s prospectus and statement of additional information, the Financial Services sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940). The Financial Services sector consisted of banks, diversified financial services, insurance, investment companies and savings & loans. As of May 31, 2018, such amounts, as a percentage of total net assets were 21.50%, 1.97%, 4.44%, 0.55% and 0.10%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Financial Services sector for financial reporting purposes may exceed 25%.

3

Security type / sector allocation

and top 10 equity holdings

Delaware Small Cap Value Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
East West Bancorp	3.26%
Synopsys	2.11%
Webster Financial	2.09%
MasTec	1.84%
Hancock Whitney	1.84%
Berry Global Group	1.81%
ITT	1.81%
Selective Insurance Group	1.72%
Olin	1.68%
Trinseo	1.51%

4

Schedule of investments
Delaware Small Cap Value Fund	May 31, 2018 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 97.12%²

Basic Industry – 8.32%
Berry Global Group †	1,721,610	$83,136,547
HB Fuller	1,110,400	57,241,120
Minerals Technologies	298,812	21,813,276
Olin	2,377,300	76,858,109
Trinseo	957,000	69,191,100
USG †	1,395,300	57,877,044
Venator Materials †	862,200	15,191,964

		381,309,160

Business Services – 1.01%
Deluxe	397,200	26,429,688
WESCO International †	332,900	19,757,615

		46,187,303

Capital Spending – 8.25%
Altra Industrial Motion	793,543	32,813,003
Atkore International Group †	1,213,700	26,215,920
EnPro Industries	393,500	28,985,210
H&E Equipment Services	963,500	33,308,195
ITT	1,605,300	82,865,586
KLX †	479,800	35,423,634
MasTec †	1,810,359	84,453,247
Primoris Services	1,243,200	32,410,224
Rexnord †	739,900	21,590,282

		378,065,301

Consumer Cyclical – 3.47%
Barnes Group	668,100	39,698,502
Knoll	1,303,469	26,330,074
Meritage Homes †	1,062,400	48,073,600
Standard Motor Products	366,140	16,567,835
Tenneco	640,500	28,297,290

		158,967,301

Consumer Services – 8.31%
Asbury Automotive Group †	278,500	19,369,675
Cable One	53,100	34,474,644
Cheesecake Factory	581,200	30,111,972
Choice Hotels International	587,900	47,237,765
Cinemark Holdings	697,031	23,538,737
International Speedway Class A	731,300	30,495,210
Meredith	577,818	29,093,136
Sonic	1,156,500	28,079,820
Steven Madden	807,350	42,668,447
Texas Roadhouse	335,300	20,778,541
UniFirst	189,200	33,601,920

5

Schedule of investments

Delaware Small Cap Value Fund

	Number of shares	Value (US $)

Common Stock² (continued)

Consumer Services (continued)
Wolverine World Wide	1,222,700	$40,997,131

		380,446,998

Consumer Staples – 2.27%
Core-Mark Holding	665,800	12,996,416
J&J Snack Foods	240,500	34,059,610
Pinnacle Foods	506,200	32,366,428
Scotts Miracle-Gro Class A	288,900	24,594,057

		104,016,511

Energy – 7.64%
Delek US Holdings	823,600	45,940,408
Dril-Quip †	507,200	24,370,960
Helix Energy Solutions Group †	3,005,200	22,839,520
Oasis Petroleum †	3,162,400	41,206,072
Patterson-UTI Energy	2,739,700	56,656,996
Rowan Class A †	2,241,900	34,973,640
SM Energy	2,015,600	52,808,720
Southwest Gas Holdings	617,300	46,729,610
Whiting Petroleum †	464,775	24,363,505

		349,889,431

Financial Services – 28.56%
American Equity Investment Life Holding	1,762,800	62,473,632
Bank of Hawaii	662,400	56,257,632
Bank of NT Butterfield & Son	243,700	11,636,675
Bofi Holding †	107,700	4,438,317
Boston Private Financial Holdings	2,228,000	37,876,000
Community Bank System	795,900	47,658,492
East West Bancorp	2,150,923	149,446,130
First Financial Bancorp	1,849,700	58,173,065
First Interstate BancSystem	988,700	43,156,755
First Midwest Bancorp	1,842,000	48,389,340
FNB	684,800	9,073,600
Great Western Bancorp	1,490,550	64,973,075
Hancock Whitney	1,677,600	84,299,400
Hanover Insurance Group	512,300	62,111,252
Legg Mason	821,300	30,609,851
Main Street Capital (BDC)	661,500	25,414,830
NBT Bancorp	996,400	37,962,840
Prosperity Bancshares	659,400	47,760,342
S&T Bancorp	784,756	35,447,429
Selective Insurance Group	1,382,300	78,583,755
Stifel Financial	1,014,200	59,634,960

6

	Number of shares	Value (US $)

Common Stock² (continued)

Financial Services (continued)
Umpqua Holdings	2,555,500	$60,156,470
Valley National Bancorp	3,929,900	49,949,029
Webster Financial	1,493,300	95,720,530
WesBanco	1,004,000	46,776,360

		1,307,979,761

Healthcare – 4.25%
Catalent †	791,200	31,062,512
Haemonetics †	303,700	27,439,295
Halyard Health †	711,900	39,083,310
Service Corp. International	761,500	27,939,435
STERIS	563,780	58,542,915
Teleflex	39,700	10,606,252

		194,673,719

Real Estate Investment Trusts – 7.74%
Brandywine Realty Trust	2,908,537	47,292,812
Education Realty Trust	666,433	24,351,462
Healthcare Realty Trust	1,152,900	31,404,996
Highwoods Properties	935,400	44,740,182
Lexington Realty Trust	3,543,300	30,578,679
Life Storage	362,600	33,547,752
Outfront Media	2,339,200	46,409,728
Ramco-Gershenson Properties Trust	2,001,689	24,620,775
Summit Hotel Properties	2,309,700	35,315,313
Washington Real Estate Investment Trust	1,271,200	36,458,016

		354,719,715

Technology – 12.64%
Cirrus Logic †	507,700	19,028,596
CommScope Holding †	1,437,548	42,148,907
MaxLinear Class A †	1,060,900	19,467,515
NCR †	833,759	25,096,146
NetScout Systems †	993,406	26,821,962
ON Semiconductor †	2,234,300	56,147,959
PTC †	338,000	29,149,120
Super Micro Computer †	1,333,800	32,144,580
Synopsys †	1,099,300	96,815,351
Tech Data †	467,219	40,559,281
Teradyne	1,392,600	52,793,466
Tower Semiconductor †	1,517,900	39,343,968
TTM Technologies †	1,513,902	27,295,653
Viavi Solutions †	1,856,100	17,651,511
Vishay Intertechnology	2,577,100	54,634,520

		579,098,535

7

Schedule of investments

Delaware Small Cap Value Fund

	Number of shares	Value (US $)

Common Stock² (continued)

Transportation – 2.10%
Kirby †	258,100	$23,409,670
Saia †	333,350	27,468,040
Werner Enterprises	1,155,000	45,276,000

		96,153,710

Utilities – 2.56%
ALLETE	426,900	32,794,458
Black Hills	688,400	40,037,344
El Paso Electric	758,700	44,459,820

		117,291,622

Total Common Stock (cost $3,105,311,753)		4,448,799,067

	Principal amount°

Short-Term Investments – 3.02%

Discount Note – 0.58%≠
Federal Home Loan Bank 0.00% 6/1/18	26,733,019	26,733,019
Repurchase Agreements – 2.44%
Bank of America Merrill Lynch 1.70%, dated 5/31/18, to be repurchased on 6/1/18, repurchase price $15,213,704 (collateralized by US government obligations 0.00%–0.875% 4/15/19–11/15/45; market value $15,517,255)	15,212,986	15,212,986
Bank of Montreal 1.65%, dated 5/31/18, to be repurchased on 6/1/18, repurchase price $45,641,048 (collateralized by US government obligations 0.00%–3.625% 7/19/18–5/15/47; market value $46,551,751)	45,638,956	45,638,956
BNP Paribas 1.75%, dated 5/31/18, to be repurchased on 6/1/18, repurchase price $50,687,720 (collateralized by US government obligations 0.00%–3.625% 10/31/18–2/15/46; market value $51,698,961)	50,685,256	50,685,256

		111,537,198

Total Short-Term Investments (cost $138,270,217)		138,270,217

Total Value of Securities – 100.14% (cost $3,243,581,970)		$4,587,069,284

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

†	Non-income producing security.

8

BDC – Business Development Corporation

See accompanying notes, which are an integral part of the financial statements.

9

Statement of assets and liabilities

Delaware Small Cap Value Fund	May 31, 2018 (Unaudited)

Assets:
Investments, at value[1]	$4,587,069,284
Cash	762,146
Receivable for securities sold	9,275,123
Receivable for fund shares sold	7,661,975
Dividends and interest receivable	5,169,995

Total assets	4,609,938,523

Liabilities:
Payable for fund shares redeemed	12,731,712
Payable for securities purchased	12,047,889
Investment management fees payable to affiliates	2,481,910
Dividend disbursing and transfer agent fees and expenses payable to non-affiliates	1,421,169
Distribution fees payable to affiliates	295,485
Other accrued expenses	253,379
Dividend disbursing and transfer agent fees and expenses payable to affiliates	74,805
Audit and tax fees payable	47,105
Trustees’ fees and expenses payable	25,445
Accounting and administration expenses payable to affiliates	14,891
Legal fees payable to affiliates	7,483
Reports and statements to shareholders expenses payable to affiliates	3,381
Income distribution payable	321

Total liabilities	29,404,975

Total Net Assets	$4,580,533,548

Net Assets Consist of:
Paid-in capital	$3,111,658,348
Undistributed net investment income	6,194,568
Accumulated net realized gain on investments	119,193,318
Net unrealized appreciation of investments	1,343,487,314

Total Net Assets	$4,580,533,548

10

Net Asset Value
Class A:
Net assets	$834,735,755
Shares of beneficial interest outstanding, unlimited authorization, no par	12,427,191
Net asset value per share	$67.17
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$71.27

Class C:
Net assets	$103,830,741
Shares of beneficial interest outstanding, unlimited authorization, no par	1,867,747
Net asset value per share	$55.59

Class R:
Net assets	$76,243,343
Shares of beneficial interest outstanding, unlimited authorization, no par	1,170,567
Net asset value per share	$65.13

Institutional Class:
Net assets	$3,241,755,191
Shares of beneficial interest outstanding, unlimited authorization, no par	45,749,324
Net asset value per share	$70.86

Class R6:
Net assets	$323,968,518
Shares of beneficial interest outstanding, unlimited authorization, no par	4,567,780
Net asset value per share	$70.92

[1] Investments, at cost	$3,243,581,970

See accompanying notes, which are an integral part of the financial statements.

11

Statement of operations

Delaware Small Cap Value Fund	Six months ended May 31, 2018 (Unaudited)

Investment Income:
Dividends	$31,209,342
Interest	604,366

31,813,708

Expenses:
Management fees	14,401,516
Dividend disbursing and transfer agent fees and expenses	4,502,854
Distribution expenses – Class A	1,051,937
Distribution expenses – Class C	517,648
Distribution expenses – Class R	196,522
Accounting and administration expenses	414,060
Reports and statements to shareholders expenses	214,411
Legal fees	133,059
Registration fees	100,412
Trustees’ fees and expenses	100,339
Custodian fees	55,970
Audit and tax fees	17,527
Other	50,793

21,757,048
Less expenses paid indirectly	(1,639)

Total operating expenses	21,755,409

Net Investment Income	10,058,299

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	140,703,285
Net change in unrealized appreciation (depreciation) of investments	(81,844,601)

Net Realized and Unrealized Gain	58,858,684

Net Increase in Net Assets Resulting from Operations	$68,916,983

See accompanying notes, which are an integral part of the financial statements.

12

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Statements of changes in net assets

Delaware Small Cap Value Fund

	Six months
	ended
	5/31/18	Year ended
	(Unaudited)	11/30/17
Increase (Decrease) in Net Assets from Operations:
Net investment income	$10,058,299	$27,375,580
Net realized gain	140,703,285	108,206,465
Net change in unrealized appreciation (depreciation)	(81,844,601)	470,343,133

Net increase in net assets resulting from operations	68,916,983	605,925,178

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,486,330)	(4,638,922)
Class C	—	(42,490)
Class R	(156,647)	(281,262)
Institutional Class	(19,451,442)	(15,499,648)
Class R6	(1,633,719)	(351,782)

Net realized gain:
Class A	(8,017,252)	—
Class C	(1,165,335)	—
Class R	(794,794)	—
Institutional Class	(28,368,595)	—
Class R6	(1,864,505)	—

	(64,938,619)	(20,814,104)

Capital Share Transactions:
Proceeds from shares sold:
Class A	79,493,828	440,751,690
Class C	9,068,736	21,696,263
Class R	9,682,629	26,217,173
Institutional Class	364,648,439	1,490,574,808
Class R6	145,584,852	213,808,719

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	11,370,015	4,549,812
Class C	1,146,823	40,532
Class R	951,281	281,226
Institutional Class	47,031,805	15,214,524
Class R6	3,491,535	351,782

	672,469,943	2,213,486,529

14

	Six months
	ended
	5/31/18	Year ended
	(Unaudited)	11/30/17
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(137,168,782)	$(556,756,789)
Class C	(11,993,392)	(37,832,082)
Class R	(18,486,730)	(37,845,894)
Institutional Class	(443,445,705)	(817,565,441)
Class R6	(35,090,244)	(29,505,064)

	(646,184,853)	(1,479,505,270)

Increase in net assets derived from capital share transactions	26,285,090	733,981,259

Net Increase in Net Assets	30,263,454	1,319,092,333

Net Assets:
Beginning of period	4,550,270,094	3,231,177,761

End of period	$4,580,533,548	$4,550,270,094

Undistributed net investment income	$6,194,568	$20,864,407

See accompanying notes, which are an integral part of the financial statements.

15

Financial highlights

Delaware Small Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period
Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4,5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended May 31, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended 5/31/18[1]	Year ended

(Unaudited)	11/30/17	11/30/16	11/30/15	11/30/14	11/30/13

$67.13	$58.16	$52.55	$54.87	$52.37	$39.75

0.09	0.34	0.28	0.32	0.15	0.12
0.83	8.94	8.55	0.16	3.51	12.84

0.92	9.28	8.83	0.48	3.66	12.96

(0.27)	(0.31)	(0.32)	(0.18)	(0.06)	(0.09)
(0.61)	—	(2.90)	(2.62)	(1.10)	(0.25)

(0.88)	(0.31)	(3.22)	(2.80)	(1.16)	(0.34)

$67.17	$67.13	$58.16	$52.55	$54.87	$52.37

1.39%	16.01%	18.47%	0.90%	7.12%	32.87%

$834,736	$881,709	$870,158	$794,664	$775,076	$884,026
1.16%	1.18%	1.24%	1.22%	1.22%	1.25%
1.16%	1.18%	1.24%	1.22%	1.22%	1.29%
0.27%	0.55%	0.57%	0.62%	0.27%	0.26%
0.27%	0.55%	0.57%	0.62%	0.27%	0.22%
6%	15%	19%	20%	17%	28%

17

Financial highlights

Delaware Small Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period
Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4,5]
Ratio of net investment loss to average net assets[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended May 31, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended 5/31/18[1]	Year ended

(Unaudited)	11/30/17	11/30/16	11/30/15	11/30/14	11/30/13

$55.65	$48.34	$44.24	$46.79	$45.11	$34.45

(0.13)	(0.10)	(0.07)	(0.06)	(0.22)	(0.20)
0.68	7.43	7.09	0.13	3.00	11.11

0.55	7.33	7.02	0.07	2.78	10.91

—	(0.02)	(0.02)	—	—	—
(0.61)	—	(2.90)	(2.62)	(1.10)	(0.25)

(0.61)	(0.02)	(2.92)	(2.62)	(1.10)	(0.25)

$55.59	$55.65	$48.34	$44.24	$46.79	$45.11

1.01%	15.17%	17.58%	0.14%	6.30%	31.93%

$103,831	$105,757	$107,104	$108,890	$109,368	$99,099
1.91%	1.93%	1.99%	1.97%	1.97%	2.00%
(0.48%)	(0.20%)	(0.18%)	(0.13%)	(0.48%)	(0.49%)
6%	15%	19%	20%	17%	28%

19

Financial highlights

Delaware Small Cap Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5,6]
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	The amount is less than $0.005 per share.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended May 31, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended 5/31/18[1]	Year ended

(Unaudited)	11/30/17	11/30/16	11/30/15	11/30/14	11/30/13

$65.05	$56.40	$51.05	$53.39	$51.06	$38.77

0.01	0.18	0.15	0.19	0.01	—[3]
0.80	8.66	8.30	0.14	3.42	12.54

0.81	8.84	8.45	0.33	3.43	12.54

(0.12)	(0.19)	(0.20)	(0.05)	—	—
(0.61)	—	(2.90)	(2.62)	(1.10)	(0.25)

(0.73)	(0.19)	(3.10)	(2.67)	(1.10)	(0.25)

$65.13	$65.05	$56.40	$51.05	$53.39	$51.06

1.27%	15.71%	18.19%	0.63%	6.85%	32.55%

$76,243	$84,131	$83,557	$81,187	$82,577	$76,501
1.41%	1.43%	1.49%	1.47%	1.47%	1.50%
1.41%	1.43%	1.49%	1.47%	1.47%	1.58%
0.02%	0.30%	0.32%	0.37%	0.02%	0.01%
0.02%	0.30%	0.32%	0.37%	0.02%	(0.07%)
6%	15%	19%	20%	17%	28%

21

Financial highlights

Delaware Small Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period
Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4,5]
Ratio of net investment income to average net assets[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended May 31, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended 5/31/18[1]	Year ended

(Unaudited)	11/30/17	11/30/16	11/30/15	11/30/14	11/30/13

$70.83	$61.32	$55.23	$57.52	$54.83	$41.59

0.18	0.52	0.42	0.48	0.29	0.25
0.88	9.42	9.02	0.16	3.67	13.43

1.06	9.94	9.44	0.64	3.96	13.68

(0.42)	(0.43)	(0.45)	(0.31)	(0.17)	(0.19)
(0.61)	—	(2.90)	(2.62)	(1.10)	(0.25)

(1.03)	(0.43)	(3.35)	(2.93)	(1.27)	(0.44)

$70.86	$70.83	$61.32	$55.23	$57.52	$54.83

1.52%	16.30%	18.77%	1.15%	7.38%	33.22%

$3,241,755	$3,270,954	$2,166,172	$1,969,355	$1,768,420	$1,214,512
0.91%	0.93%	0.99%	0.97%	0.97%	1.00%
0.52%	0.80%	0.82%	0.87%	0.52%	0.51%
6%	15%	19%	20%	17%	28%

23

Financial highlights

Delaware Small Cap Value Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[3]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets[5,6]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended May 31, 2018 are reflected on the “Statement of operations.”
[7]	Portfolio turnover is representative of the Fund for the entire year ended Nov. 30, 2016.

See accompanying notes, which are an integral part of the financial statements.

24

Six months ended 5/31/18[1]	Year ended	5/2/16[2] to
(Unaudited)	11/30/17	11/30/16

$70.95	$61.38	$51.46

0.24	0.65	0.32
0.88	9.43	9.60

1.12	10.08	9.92

(0.54)	(0.51)	—
(0.61)	—	—

(1.15)	(0.51)	—

$70.92	$70.95	$61.38

1.62%	16.52%	19.28%

$323,969	$207,719	$4,187
0.73%	0.75%	0.77%
0.70%	0.98%	0.96%
6%	15%	19%[7]

25

Notes to financial statements

Delaware Small Cap Value Fund	May 31, 2018 (Unaudited)

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Wealth Builder Fund, Delaware Small Cap Core Fund, and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

The investment objective of the Fund is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended May 31, 2018 and for all open tax years (years ended Nov. 30, 2015–Nov. 30, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on

26

unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended May 31, 2018, the Fund did not incur any interest or tax penalties. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares are not allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or financial intermediaries.

Underlying Funds – The Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Fund invests include business development corporations (BDC) and ETFs. The Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.

Repurchase Agreements – The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 31, 2018, and matured on the next business day.

Use of Estimates – The Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if

27

Notes to financial statements

Delaware Small Cap Value Fund

1. Significant Accounting Policies (continued)

any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended May 31, 2018.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement is included on the “Statement of operations” under “Custodian fees” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2018, the Fund earned $593 under this arrangement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2018, the Fund earned $1,046 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all Funds within the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. For the six months ended May 31, 2018, the Fund was charged $86,504 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion.

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The fees payable to DIFSC under the transfer agent agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2018, the Fund was charged $435,128 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service (12b-1) fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares pay no 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended May 31, 2018, the Fund was charged $45,287 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended May 31, 2018, DDLP earned $27,308 for commissions on sales of the Fund’s Class A shares. For the six months ended, May 31, 2018, DDLP received gross CDSC commissions of $18 and $2,411 on redemption of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the amount of shares that are owned of the Underlying Funds at different times.

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Notes to financial statements

Delaware Small Cap Value Fund

3. Investments

For the six months ended May 31, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$284,148,797
Sales	355,876,615

At May 31, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2018, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$3,243,581,970

Aggregate unrealized appreciation of investments	$1,391,440,927
Aggregate unrealized depreciation of investments	(47,953,613)

Net unrealized appreciation of investments	$1,343,487,314

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any

30

restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2018:

	Level 1	Level 2	Total
Securities
Assets:
Common Stock	$4,448,799,067	$—	$4,448,799,067
Short-Term Investments	—	138,270,217	138,270,217

Total Value of Securities	$4,448,799,067	$138,270,217	$4,587,069,284

During the six months ended May 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended May 31, 2018, there were no Level 3 investments.

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Notes to financial statements

Delaware Small Cap Value Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended	Year ended
	5/31/18	11/30/17
Shares sold:
Class A	1,206,662	7,239,929
Class C	165,606	426,747
Class R	151,201	440,813
Institutional Class	5,252,071	23,247,010
Class R6	2,093,528	3,307,662

Shares issued upon reinvestment of dividends and distributions:
Class A	171,778	75,579
Class C	20,870	807
Class R	14,806	4,810
Institutional Class	674,291	240,092
Class R6	50,051	5,551

	9,800,864	34,989,000

Shares redeemed:
Class A	(2,085,919)	(9,142,742)
Class C	(219,215)	(742,508)
Class R	(288,684)	(633,928)
Institutional Class	(6,355,187)	(12,635,791)
Class R6	(503,365)	(453,861)

	(9,452,370)	(23,608,830)

Net increase	348,494	11,380,170

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. For the six months ended May 31, 2018 and year ended Nov. 30, 2017, the Fund had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the table on the previous page and on the “Statements of changes in net assets.”

	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value
Six months ended 5/31/18	17,716	1,757	29	31	18,188	—	$1,266,513
Year ended 11/30/17	3,650,914	10,474	19,860	671	3,470,119	19,831	221,673,975

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5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is generally allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 5, 2018.

The Fund had no amounts outstanding as of May 31, 2018, or at any time during the period then ended.

6. Offsetting

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (each, an MRA). The MRA permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral. The liability reflects the Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of April 30, 2018, the following table is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$15,212,986	$(15,212,986)	$—	$(15,212,986)	$—
Bank of Montreal	45,638,956	(45,638,956)	—	(45,638,956)	—
BNP Paribas	50,685,256	(50,685,256)	—	(50,685,256)	—

Total	$111,537,198	$(111,537,198)	$—	$(111,537,198)	$—

(a)The value of the related collateral received exceeded the value of the repurchase agreements as of May 31, 2018.

(b)Net exposure represents the net receivable (payable) that would be due from (to) the counterparty in the event of default.

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Notes to financial statements

Delaware Small Cap Value Fund

7. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations, commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent, and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those

34

circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended May 31, 2018, the Fund had no securities out on loan.

8. Credit and Market Risk

The Fund invests in growth stocks (such as those in the financial services sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2018. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2018, there were no Rule 144A securities held by the Fund. Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2018, that would require recognition or disclosure in the Fund’s financial statements.

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Other Fund information (Unaudited)

Delaware Small Cap Value Fund

Board consideration of sub-advisory agreements for Delaware Small Cap Value Fund at a meeting held May 16-17, 2018

At a meeting held on May 16-17, 2018, the Board of Trustees of Delaware Group® Equity Funds V, including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and each of Macquarie Investment Management Global Limited (“MIMGL”) and Macquarie Funds Management Hong Kong (“MFMHK”) for Delaware Small Cap Value Fund (the “Fund”). MIMGL and MFMHK may also be referenced as “sub-advisor(s)” below.

In reaching the decision to approve the Sub-Advisory Agreements, the Board considered and reviewed information about each of MIMGL and MFMHK, including its personnel, operations, and financial condition, which had been provided by MIMGL and MFMHK, respectively. The Board also reviewed material furnished by DMC, including: a memorandum from DMC reviewing the Sub-Advisory Agreements and the various services proposed to be rendered by MIMGL and MFMHK; information concerning MIMGL’s and MFMHK’s organizational structure and the experience of their key investment management personnel; copies of MIMGL’s and MFMHK’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMGL and MFMHK; and a copy of the Sub-Advisory Agreements.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. The materials prepared by Management in connection with the approval of the Sub-Advisory Agreements were sent to the Independent Trustees in advance of the meeting. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, quality, and extent of services. The Board considered the nature, quality, and extent of services that MIMGL and MFMHK each would provide as a sub-advisor to the Fund. The Trustees considered the investment process to be employed by MIMGL and MFMHK in connection with DMC’s collaboration with MIMGL and MFMHK in managing the Fund, and the qualifications and experience of MIMGL and MFMHK’s equity teams with regard to implementing the Fund’s investment mandate. The Board considered MIMGL and MFMHK’s organization, personnel, and operations. The Trustees also considered Management’s review and recommendation process with respect to MIMGL and MFMHK, and Management’s favorable assessment as to the nature, quality, and extent of the sub-advisory services expected to be provided by MIMGL and MFMHK to the Fund. Based on their consideration and review of the foregoing factors, the Board concluded that the nature, quality, and extent of the sub-advisory services to be provided by MIMGL and MFMHK, as well as MIMGL and MFMHK’s ability to render such services based on its experience, organization and resources, were appropriate for the Fund, in light of the Fund’s investment objective, strategies, and policies. In discussing the nature of the services proposed to be provided by the sub-advisors, several Board members observed that, unlike traditional sub-advisors, who make the investment-related decisions with respect to the sub-advised

36

portfolio, the relationship contemplated in this case is limited to access to the additional quantitative investment resources, related technology support, and trading capabilities of MIMGL and MFMHK.

Sub-advisory fees. The Board considered that DMC would not pay MIMGL and MFMHK fees in conjunction with the services that would be rendered to the sub-advised Fund. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between the advisor and sub-advisors, the proposed fee arrangement was understandable and reasonable.

Investment performance. In evaluating performance, the Board considered that MIMGL and MFMHK would provide trade execution support, but that DMC’s portfolio managers for the Fund would retain portfolio management discretion over the Fund.

Economies of scale and fall-out benefits. The Board considered whether the proposed fee arrangement would reflect economies of scale for the benefit of Fund investors as assets in the Fund increased, as applicable. The Board also considered that DMC and its affiliates may benefit by leveraging the global resources of its affiliates.

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About the organization

Board of trustees

Shawn K. Lytle	Ann D. Borowiec	John A. Fry	Frances A.
President and Chief Executive Officer Delaware Funds® by Macquarie Philadelphia, PA Thomas L. Bennett Chairman of the Board Delaware Funds by Macquarie Private Investor Rosemont, PA	Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Sevilla-Sacasa

Former Chief Executive

Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Small Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

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Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® EQUITY FUNDS V

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 3, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 3, 2018

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 3, 2018